TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-1

Report of independent registered public accounting firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VA-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	MFS Massachusetts Investors Growth Stock Portfolio(1)

TIAA-CREF Life Core Bond(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Growth Equity(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Growth & Income(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(1)

TIAA-CREF Life International Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Large-Cap Value(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Money Market(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

TIAA-CREF Life Real Estate Securities(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PVC Equity Income Account—Class 1(1)

TIAA-CREF Life Stock Index(1)	PVC MidCap Account—Class 1(1)

Calamos Growth and Income Portfolio(1)	PSF PGIM Jennison Focused Blend Portfolio—Class II (formerly Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II)(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	PSF Natural Resources Portfolio—Class II (formerly Prudential Series Fund—Natural Resources Portfolio—Class II)(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PSF PGIM Jennison Value Portfolio—Class II (formerly Prudential Series Fund—Value Portfolio– Class II)(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

Delaware VIP Diversified Income Series—Standard Class(3)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

LVIP Delaware Diversified Income Fund—Standard Class(4)	T. Rowe Price Health Sciences Portfolio I(1)

Delaware VIP International Series—Standard Class(2)	T. Rowe Price Limited-Term Bond Portfolio(1)

Delaware VIP Small Cap Value Series—Standard Class(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA Equity Allocation Portfolio(1)	Vanguard VIF Balanced Portfolio(5)

DFA VA Global Bond Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA Global Moderate Allocation Portfolio(1)	Vanguard VIF Conservative Allocation Portfolio(6)

DFA VA International Small Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA International Value Portfolio(1)	Vanguard VIF Global Bond Index Portfolio(7)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF International Portfolio(8)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Moderate Allocation Portfolio(9)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF Real Estate Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	Vanguard VIF Total International Stock Market Index Portfolio(10)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	Vanguard VIF Total Stock Market Index Portfolio(7)

John Hancock Emerging Markets Value Trust(1)	VY Clarion Global Real Estate Portfolio—Class I(1)

Matson Money Fixed Income VI Portfolio(1)	Wanger International(1)

Matson Money International Equity VI Portfolio(1)	Wanger Select(1)

Matson Money U.S. Equity VI Portfolio(1)	Wanger USA(1)

MFS Global Equity Series—Initial Class(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

MFS Growth Series—Initial Class(1)

(1)	Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and December 31, 2020.
(2)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period December 11, 2020 (commencement of operations) through December 31, 2020.

(3)

Statement of operations for the period January 1, 2021 through April 30, 2021 and statement of changes in net assets for the period January 1, 2021 through April 30, 2021 and the year ended December 31, 2020.

(4)	Statement of operations and statement of changes in net assets for the period April 30, 2021 (date of fund merger) through December 31, 2021.

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

(5)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period June 3, 2020 (commencement date) through December 31, 2020.

(6)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period May 13, 2020 (commencement date) through December 31, 2020.

(7)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period May 12, 2020 (commencement date) through December 31, 2020.

(8)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period May 27, 2020 (commencement date) through December 31, 2020.

(9)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period May 14, 2020 (commencement date) through December 31, 2020.

(10)

Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the year ended December 31, 2021 and the period May 15, 2020 (commencement date) through December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Separate Account VA-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 27, 2022

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VA-1 since 2005.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-3

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$75,689,675	$181,621,044	$146,561,948	$186,575,718	$114,704,671

Total assets	$75,689,675	$181,621,044	$146,561,948	$186,575,718	$114,704,671

NET ASSETS

Accumulation fund	$75,689,675	$181,621,044	$133,414,919	$161,937,579	$109,254,371

Annuity fund	—	—	13,147,029	24,638,139	5,450,300

Net assets	$75,689,675	$181,621,044	$146,561,948	$186,575,718	$114,704,671

Investments, at cost	$65,418,808	$182,916,421	$121,795,979	$127,653,051	$91,506,202

Shares held in corresponding Funds	5,296,688	17,198,962	7,019,250	7,159,467	11,345,665

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$90.63	$122.12	$42.34

Lifetime Variable Select Annuity	$—	$46.01	$90.69	$122.06	$42.34

Intelligent Variable Annuity

Band 1	43.60	46.66	91.95	123.80	42.92

Band 2	44.11	47.66	93.91	126.44	43.84

Band 3	44.46	48.33	95.24	128.23	44.46

Band 4	44.99	49.36	97.27	130.96	45.41

Band 5	43.25	46.01	90.67	122.07	42.32

Band 6	43.77	46.99	92.60	124.67	43.22

Band 7	44.11	47.66	93.91	126.44	43.84

Band 8	44.64	48.67	95.91	129.13	44.77

Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,291,346	$4,178,794	$376,885	$1,378,997	$1,215,188

Expenses

Administrative expenses	72,180	207,628	246,763	300,493	159,263

Mortality and expense risk charges	147,712	347,715	464,393	574,285	292,068

Guaranteed minimum death benefits	35,382	55,547	17,201	17,979	21,293

Total expenses	255,274	610,890	728,357	892,757	472,624

Net investment income (loss)	1,036,072	3,567,904	(351,472)	486,240	742,564

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,292,948	2,583,754	14,748,226	11,840,412	4,924,787

Capital gain distributions	1,682,298	2,970,355	26,813,250	3,539,804	—

Net realized gain (loss)	4,975,246	5,554,109	41,561,476	15,380,216	4,924,787

Net change in unrealized appreciation (depreciation) on investments	427,912	(11,444,724)	(20,492,762)	22,170,040	4,577,514

Net realized and unrealized gain (loss) on investments	5,403,158	(5,890,615)	21,068,714	37,550,256	9,502,301

Net increase (decrease) in net assets from operations	$6,439,230	$(2,322,711)	$20,717,242	$38,036,496	$10,244,865

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$79,163,443	$82,010,951	$98,462,270	$67,159,800	$97,583,372

Total assets	$79,163,443	$82,010,951	$98,462,270	$67,159,800	$97,583,372

NET ASSETS

Accumulation fund	$71,844,671	$82,010,951	$89,386,039	$61,336,726	$89,325,425

Annuity fund	7,318,772	—	9,076,231	5,823,074	8,257,947

Net assets	$79,163,443	$82,010,951	$98,462,270	$67,159,800	$97,583,372

Investments, at cost	$61,785,046	$82,010,951	$71,356,693	$52,525,391	$70,010,692

Shares held in corresponding Funds	4,162,116	82,010,951	4,937,927	3,833,322	4,291,265

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$130.26	$—	$182.50	$173.66	$117.20

Lifetime Variable Select Annuity	$130.29	$11.36	$182.63	$173.76	$117.64

Intelligent Variable Annuity

Band 1	132.07	11.53	185.07	176.08	118.80

Band 2	134.89	11.78	189.02	179.84	121.34

Band 3	136.80	11.95	191.70	182.38	123.06

Band 4	139.72	12.20	195.79	186.27	125.68

Band 5	130.23	11.37	182.49	173.62	117.15

Band 6	133.00	11.61	186.38	177.32	119.64

Band 7	134.89	11.78	189.02	179.84	121.34

Band 8	137.76	12.03	193.05	183.67	123.92

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$995,492	$—	$1,284,451	$295,193	$953,288

Expenses

Administrative expenses	117,875	98,337	148,601	107,246	143,572

Mortality and expense risk charges	216,594	170,300	282,161	201,030	275,211

Guaranteed minimum death benefits	13,380	34,122	6,264	6,751	11,696

Total expenses	347,849	302,759	437,026	315,027	430,479

Net investment income (loss)	647,643	(302,759)	847,425	(19,834)	522,809

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,755,580	—	3,883,561	2,674,507	4,714,166

Capital gain distributions	—	—	182,530	—	2,357,742

Net realized gain (loss)	3,755,580	—	4,066,091	2,674,507	7,071,908

Net change in unrealized appreciation (depreciation) on investments	12,016,658	—	23,144,377	10,247,201	12,444,703

Net realized and unrealized gain (loss) on investments	15,772,238	—	27,210,468	12,921,708	19,516,611

Net increase (decrease) in net assets from operations	$16,419,881	$(302,759)	$28,057,893	$12,901,874	$20,039,420

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-5

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio-Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$675,674,148	$5,212,462	$35,627,833	$7,603,649	$561,268

Total assets	$675,674,148	$5,212,462	$35,627,833	$7,603,649	$561,268

NET ASSETS

Accumulation fund	$614,799,813	$5,212,462	$35,627,833	$7,603,649	$561,268

Annuity fund	60,874,335	—	—	—	—

Net assets	$675,674,148	$5,212,462	$35,627,833	$7,603,649	$561,268

Investments, at cost	$387,596,426	$3,848,421	$39,518,002	$7,743,006	$530,958

Shares held in corresponding Funds	16,471,822	228,117	1,480,176	209,352	22,687

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$145.50	$—	$—	$—	$—

Lifetime Variable Select Annuity	$145.43	$—	$—	$—	$—

Intelligent Variable Annuity

Band 1	147.51	45.22	57.25	77.98	20.41

Band 2	150.66	46.18	58.47	79.65	20.66

Band 3	152.79	—	59.30	80.77	20.83

Band 4	156.05	47.84	60.57	82.50	21.09

Band 5	145.45	44.59	56.45	76.89	20.24

Band 6	148.55	—	57.66	78.53	—

Band 7	150.66	—	58.47	79.65	20.66

Band 8	153.87	47.17	59.72	81.34	—

Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio-Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$7,703,206	$18,387	$60,173	$—	$25,862

Expenses

Administrative expenses	959,947	4,878	36,521	7,317	434

Mortality and expense risk charges	1,837,908	544	77,350	12,820	898

Guaranteed minimum death benefits	115,157	1,701	17,257	2,979	60

Total expenses	2,913,012	7,123	131,128	23,116	1,392

Net investment income (loss)	4,790,194	11,264	(70,955)	(23,116)	24,470

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	51,031,659	135,759	1,325,626	1,129,845	71,318

Capital gain distributions	1,596,060	371,689	9,866,807	903,305	—

Net realized gain (loss)	52,627,719	507,448	11,192,433	2,033,150	71,318

Net change in unrealized appreciation (depreciation) on investments	80,713,180	413,411	(7,653,221)	(1,353,843)	13,545

Net realized and unrealized gain (loss) on investments	133,340,899	920,859	3,539,212	679,307	84,863

Net increase (decrease) in net assets from operations	$138,131,093	$932,123	$3,468,257	$656,191	$109,333

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Delaware VIP Diversified Income Series— Standard Class Sub-Account‡	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$—	$49,043,236	$37,968,691	$13,515,667

Total assets	$—	$49,043,236	$37,968,691	$13,515,667

NET ASSETS

Accumulation fund	$—	$49,043,236	$37,968,691	$13,515,667

Net assets	$—	$49,043,236	$37,968,691	$13,515,667

Investments, at cost	$—	$46,924,551	$27,315,275	$11,176,244

Shares held in corresponding Funds	—	2,468,205	833,744	904,663

Intelligent Variable Annuity

Band 1	$—	$18.78	$100.78	$42.54

Band 2	—	19.18	102.93	42.83

Band 3	—	19.45	104.39	43.02

Band 4	—	19.86	106.61	43.31

Band 5	—	18.52	99.37	42.35

Band 6	—	18.91	101.49	42.64

Band 7	—	19.18	102.93	42.83

Band 8	—	19.59	105.12	43.12

	Delaware VIP Diversified Income Series— Standard Class Sub-Account‡	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$2,190,898	$472,504	$309,392	$272,244

Expenses

Administrative expenses	22,425	49,131	36,457	20,097

Mortality and expense risk charges	41,234	100,239	71,339	35,472

Guaranteed minimum death benefits	9,057	21,180	14,603	4,836

Total expenses	72,716	170,550	122,399	60,405

Net investment income (loss)	2,118,182	301,954	186,993	211,839

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(219,337)	512,221	1,316,931	7,587,968

Capital gain distributions	1,940,684	1,001,610	—	641,181

Net realized gain (loss)	1,721,347	1,513,831	1,316,931	8,229,149

Net change in unrealized appreciation (depreciation) on investments	(5,294,827)	1,292,997	8,879,407	(2,939,417)

Net realized and unrealized gain (loss) on investments	(3,573,480)	2,806,828	10,196,338	5,289,732

Net increase (decrease) in net assets from operations	$(1,455,298)	$3,108,782	$10,383,331	$5,501,571

‡	Delaware VIP Diversified Income Series-Standard Class merged operations with LVIP Delaware Diversified Income Fund-Standard Class on April 30, 2021.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

ASSETS

Investments, at value	$60,365,756	$45,573,078	$53,869,996	$101,462,981	$84,241,990

Total assets	$60,365,756	$45,573,078	$53,869,996	$101,462,981	$84,241,990

NET ASSETS

Accumulation fund	$60,365,756	$45,573,078	$53,869,996	$101,462,981	$84,241,990

Net assets	$60,365,756	$45,573,078	$53,869,996	$101,462,981	$84,241,990

Investments, at cost	$61,197,099	$41,071,093	$47,634,887	$85,268,226	$84,711,889

Shares held in corresponding Funds	5,782,161	2,888,028	3,943,631	7,600,223	8,275,245

Intelligent Variable Annuity

Band 1	$28.20	$43.49	$54.57	$41.62	$25.63

Band 2	28.61	44.03	55.36	42.23	26.00

Band 3	28.89	44.39	55.90	42.64	26.26

Band 4	29.31	44.93	56.72	43.26	26.64

Band 5	27.93	43.14	54.04	41.22	25.38

Band 6	28.33	43.67	54.83	41.82	25.75

Band 7	28.61	44.03	55.36	42.23	26.00

Band 8	29.03	44.57	56.17	42.84	26.38

Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$447,276	$660,881	$1,360,996	$3,974,485	$5,341

Expenses

Administrative expenses	61,957	44,126	53,151	99,773	84,775

Mortality and expense risk charges	113,057	83,254	108,647	196,590	167,822

Guaranteed minimum death benefits	18,037	21,337	19,342	35,935	32,850

Total expenses	193,051	148,717	181,140	332,298	285,447

Net investment income (loss)	254,225	512,164	1,179,856	3,642,187	(280,106)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(192,071)	3,895,953	803,988	1,034,485	(75,878)

Capital gain distributions	5,870	1,481,566	3,670,785	—	—

Net realized gain (loss)	(186,201)	5,377,519	4,474,773	1,034,485	(75,878)

Net change in unrealized appreciation (depreciation) on investments	(883,647)	(290,103)	1,325,616	11,267,942	(88,278)

Net realized and unrealized gain (loss) on investments	(1,069,848)	5,087,416	5,800,389	12,302,427	(164,156)

Net increase (decrease) in net assets from operations	$(815,623)	$5,599,580	$6,980,245	$15,944,614	$(444,262)

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account

ASSETS

Investments, at value	$73,868,099	$51,710,619	$10,751,979	$2,463,532	$15,279,844

Total assets	$73,868,099	$51,710,619	$10,751,979	$2,463,532	$15,279,844

NET ASSETS

Accumulation fund	$73,868,099	$51,710,619	$10,751,979	$2,463,532	$15,279,844

Net assets	$73,868,099	$51,710,619	$10,751,979	$2,463,532	$15,279,844

Investments, at cost	$57,779,108	$39,830,430	$9,537,380	$2,279,416	$13,928,829

Shares held in corresponding Funds	2,230,317	2,193,917	615,454	125,562	571,850

Intelligent Variable Annuity

Band 1	$75.53	$77.07	$38.18	$40.72	$97.37

Band 2	76.64	78.19	39.00	41.59	99.45

Band 3	77.38	78.95	39.55	42.18	100.86

Band 4	78.51	80.10	40.39	43.08	103.01

Band 5	74.81	76.33	37.65	40.15	96.01

Band 6	75.90	77.44	38.45	41.01	98.06

Band 7	76.64	78.19	39.00	41.59	99.45

Band 8	77.76	79.33	39.83	42.48	101.57

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$1,207,099	$687,188	$472,685	$75,199	$—

Expenses

Administrative expenses	68,701	46,270	10,116	2,342	15,932

Mortality and expense risk charges	139,552	87,662	11,615	1,911	28,480

Guaranteed minimum death benefits	23,927	15,116	4,541	1,296	6,259

Total expenses	232,180	149,048	26,272	5,549	50,671

Net investment income (loss)	974,919	538,140	446,413	69,650	(50,671)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,546,895	2,837,805	46,798	(8,317)	2,502,900

Capital gain distributions	—	3,451,316	—	—	1,546,357

Net realized gain (loss)	2,546,895	6,289,121	46,798	(8,317)	4,049,257

Net change in unrealized appreciation (depreciation) on investments	11,821,210	6,960,163	1,054,466	327,446	(2,500,697)

Net realized and unrealized gain (loss) on investments	14,368,105	13,249,284	1,101,264	319,129	1,548,560

Net increase (decrease) in net assets from operations	$15,343,024	$13,787,424	$1,547,677	$388,779	$1,497,889

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Account i

ASSETS

Investments, at value	$18,167,963	$1,907,030	$9,530,632	$46,070,153	$71,416,766

Total assets	$18,167,963	$1,907,030	$9,530,632	$46,070,153	$71,416,766

NET ASSETS

Accumulation fund	$18,167,963	$1,907,030	$9,530,632	$46,070,153	$71,416,766

Net assets	$18,167,963	$1,907,030	$9,530,632	$46,070,153	$71,416,766

Investments, at cost	$16,150,481	$1,403,388	$7,850,716	$39,326,721	$72,309,968

Shares held in corresponding Funds	294,218	44,443	498,464	4,391,816	6,780,287

Intelligent Variable Annuity

Band 1	$198.60	$81.74	$45.77	$34.43	$18.88

Band 2	202.83	83.49	46.75	34.79	19.29

Band 3	205.70	84.67	47.41	35.04	19.56

Band 4	210.09	86.48	48.42	35.41	19.98

Band 5	195.83	—	45.13	34.18	18.62

Band 6	200.00	—	46.09	34.55	19.02

Band 7	202.83	—	46.75	34.79	19.29

Band 8	207.16	85.27	47.74	35.16	19.70

Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Account i

INVESTMENT INCOME

Dividends	$—	$22,131	$40,803	$1,117,773	$1,297,549

Expenses

Administrative expenses	18,085	1,979	9,245	46,435	47,502

Mortality and expense risk charges	22,616	291	9,167	99,026	78,765

Guaranteed minimum death benefits	5,890	383	3,196	20,965	18,959

Total expenses	46,591	2,653	21,608	166,426	145,226

Net investment income (loss)	(46,591)	19,478	19,195	951,347	1,152,323

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	3,564,984	132,937	471,600	1,056,819	101,125

Capital gain distributions	2,071,404	—	—	—	—

Net realized gain (loss)	5,636,388	132,937	471,600	1,056,819	101,125

Net change in unrealized appreciation (depreciation) on investments	(1,905,042)	98,020	1,115,302	2,741,969	(893,202)

Net realized and unrealized gain (loss) on investments	3,731,346	230,957	1,586,902	3,798,788	(792,077)

Net increase (decrease) in net assets from operations	$3,684,755	$250,435	$1,606,097	$4,750,135	$360,246

i	For the period April 30, 2021 (commencement of operations) to December 31, 2021.

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account

ASSETS

Investments, at value	$31,137,028	$21,163,092	$30,374,202	$6,310,237	$1,186,132

Total assets	$31,137,028	$21,163,092	$30,374,202	$6,310,237	$1,186,132

NET ASSETS

Accumulation fund	$31,137,028	$21,163,092	$30,374,202	$6,310,237	$1,186,132

Net assets	$31,137,028	$21,163,092	$30,374,202	$6,310,237	$1,186,132

Investments, at cost	$31,292,993	$18,832,205	$24,663,322	$5,378,050	$932,130

Shares held in corresponding Funds	1,235,596	807,752	846,550	234,581	14,946

Intelligent Variable Annuity

Band 1	$26.13	$32.63	$50.38	$45.59	$135.18

Band 2	26.44	33.02	50.98	46.56	138.07

Band 3	26.65	33.28	51.38	47.22	140.02

Band 4	—	33.68	51.99	48.23	143.01

Band 5	25.93	32.38	49.99	44.95	133.30

Band 6	26.23	32.76	50.58	45.91	136.14

Band 7	26.44	33.02	50.98	46.56	138.07

Band 8	26.76	—	51.58	47.55	141.01

	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$94,977	$618,603	$267,474	$37,033	$—

Expenses

Administrative expenses	30,365	20,129	28,343	5,988	1,154

Mortality and expense risk charges	69,201	46,338	63,856	7,892	1,276

Guaranteed minimum death benefits	10,669	6,005	8,471	1,922	296

Total expenses	110,235	72,472	100,670	15,802	2,726

Net investment income (loss)	(15,258)	546,131	166,804	21,231	(2,726)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	223,113	1,322,037	2,990,683	332,401	79,186

Capital gain distributions	—	624,270	1,842,205	359,098	148,812

Net realized gain (loss)	223,113	1,946,307	4,832,888	691,499	227,998

Net change in unrealized appreciation (depreciation) on investments	(713,097)	87,757	2,471,050	223,879	13,791

Net realized and unrealized gain (loss) on investments	(489,984)	2,034,064	7,303,938	915,378	241,789

Net increase (decrease) in net assets from operations	$(505,242)	$2,580,195	$7,470,742	$936,609	$239,063

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$10,388,847	$4,062,199	$50,975,144	$2,679,856	$5,757,005

Total assets	$10,388,847	$4,062,199	$50,975,144	$2,679,856	$5,757,005

NET ASSETS

Accumulation fund	$10,388,847	$4,062,199	$50,975,144	$2,679,856	$5,757,005

Net assets	$10,388,847	$4,062,199	$50,975,144	$2,679,856	$5,757,005

Investments, at cost	$9,194,206	$3,588,145	$37,948,007	$2,007,449	$5,461,610

Shares held in corresponding Funds	376,817	106,035	2,507,385	72,370	493,740

Intelligent Variable Annuity

Band 1	$55.28	$83.55	$40.62	$56.58	$24.60

Band 2	56.46	85.34	41.48	57.78	25.12

Band 3	57.26	86.55	42.07	58.60	25.48

Band 4	58.48	88.39	42.97	59.85	26.02

Band 5	54.51	82.39	40.05	55.79	24.26

Band 6	55.67	84.14	40.90	56.98	24.77

Band 7	56.46	85.34	41.48	57.78	25.12

Band 8	57.67	87.16	42.37	59.02	25.66

Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity PortfolioI— Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$22,437	$60,240	$294,536	$9,702	$640,484

Expenses

Administrative expenses	9,608	3,504	49,520	2,551	5,856

Mortality and expense risk charges	15,593	5,134	103,681	3,552	6,489

Guaranteed minimum death benefits	4,935	1,691	22,685	796	1,282

Total expenses	30,136	10,329	175,886	6,899	13,627

Net investment income (loss)	(7,699)	49,911	118,650	2,803	626,857

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,079,447	77,058	1,085,448	217,627	304,433

Capital gain distributions	1,194,945	117,382	—	49,609	—

Net realized gain (loss)	2,274,392	194,440	1,085,448	267,236	304,433

Net change in unrealized appreciation (depreciation) on investments	(54,852)	231,261	12,392,899	257,058	(24,531)

Net realized and unrealized gain (loss) on investments	2,219,540	425,701	13,478,347	524,294	279,902

Net increase (decrease) in net assets from operations	$2,211,841	$475,612	$13,596,997	$527,097	$906,759

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account

ASSETS

Investments, at value	$3,207,060	$44,395,949	$6,028,777	$120,385,968	$111,693,858

Total assets	$3,207,060	$44,395,949	$6,028,777	$120,385,968	$111,693,858

NET ASSETS

Accumulation fund	$3,207,060	$44,395,949	$6,028,777	$120,385,968	$111,693,858

Net assets	$3,207,060	$44,395,949	$6,028,777	$120,385,968	$111,693,858

Investments, at cost	$2,782,667	$45,121,651	$6,278,086	$112,145,802	$86,508,224

Shares held in corresponding Funds	415,961	3,546,002	551,077	8,605,144	3,261,135

Intelligent Variable Annuity

Band 1	$22.44	$33.62	$19.82	$21.60	$61.05

Band 2	22.72	34.03	20.25	22.06	62.35

Band 3	22.91	34.31	20.53	22.37	63.23

Band 4	23.19	34.73	20.97	22.85	64.58

Band 5	22.26	33.34	19.55	21.29	60.20

Band 6	22.54	33.76	19.96	21.75	61.48

Band 7	22.72	34.03	20.25	22.06	62.35

Band 8	23.00	34.45	20.68	22.53	63.68

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$104,920	$1,975,823	$289,137	$5,902,862	$2,097,939

Expenses

Administrative expenses	2,334	42,658	5,612	114,943	106,188

Mortality and expense risk charges	4,325	92,239	6,026	219,251	195,624

Guaranteed minimum death benefits	1,057	18,447	1,259	46,665	43,922

Total expenses	7,716	153,344	12,897	380,859	345,734

Net investment income (loss)	97,204	1,822,479	276,240	5,522,003	1,752,205

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	104,039	80,284	18,075	2,931,249	6,339,207

Capital gain distributions	—	—	86,629	—	60,574

Net realized gain (loss)	104,039	80,284	104,704	2,931,249	6,399,781

Net change in unrealized appreciation (depreciation) on investments	365,802	(3,053,589)	(624,037)	(2,340,692)	12,843,675

Net realized and unrealized gain (loss) on investments	469,841	(2,973,305)	(519,333)	590,557	19,243,456

Net increase (decrease) in net assets from operations	$567,045	$(1,150,826)	$(243,093)	6,112,560	$20,995,661

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	PVC MidCap Account— Class 1 Sub-Account	PSF PGIM Jennison Focused Blend Portfolio—Class II	PSF Natural Resources Portfolio—Class II	PSF PGIM Jennison Value Portfolio—Class II	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$9,512,542	$28,553,011	$2,170,647	$9,492,820	$1,466,839

Total assets	$9,512,542	$28,553,011	$2,170,647	$9,492,820	$1,466,839

NET ASSETS

Accumulation fund	$9,512,542	$28,553,011	$2,170,647	$9,492,820	$1,466,839

Net assets	$9,512,542	$28,553,011	$2,170,647	$9,492,820	$1,466,839

Investments, at cost	$7,901,496	$18,367,607	$1,647,885	$6,572,290	$1,418,059

Shares held in corresponding Funds	127,241	520,281	66,239	205,117	99,312

Intelligent Variable Annuity

Band 1	$87.34	$61.87	$50.55	$63.31	$34.61

Band 2	89.20	63.19	51.63	64.66	35.34

Band 3	90.46	64.09	52.36	65.57	35.84

Band 4	92.39	65.45	53.48	66.97	36.61

Band 5	86.12	61.01	49.84	62.42	34.12

Band 6	87.95	62.31	50.91	63.75	34.85

Band 7	89.20	63.19	51.63	64.66	35.34

Band 8	91.10	64.54	52.73	66.04	36.10

Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	PVC MidCap Account— Class 1 Sub-Account	PSF PGIM Jennison Focused Blend Portfolio—Class II	PSF Natural Resources Portfolio—Class II	PSF PGIM Jennison Value Portfolio—Class II	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$11,342	$—	$—	$—	$—

Expenses

Administrative expenses	8,843	27,858	2,246	9,034	1,372

Mortality and expense risk charges	10,550	44,930	1,960	3,334	1,441

Guaranteed minimum death benefits	3,196	9,448	647	3,283	552

Total expenses	22,589	82,236	4,853	15,651	3,365

Net investment income (loss)	(11,247)	(82,236)	(4,853)	(15,651)	(3,365)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	685,690	1,991,174	256,613	320,984	231,770

Capital gain distributions	571,859	—	—	—	62,472

Net realized gain (loss)	1,257,549	1,991,174	256,613	320,984	294,242

Net change in unrealized appreciation (depreciation) on investments	743,853	2,182,579	206,516	1,814,554	(60,111)

Net realized and unrealized gain (loss) on investments	2,001,402	4,173,753	463,129	2,135,538	234,131

Net increase (decrease) in net assets from operations	$1,990,155	$4,091,517	$458,276	$2,119,887	$230,766

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T.Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account

ASSETS

Investments, at value	$9,375,218	$8,262,413	$58,154,691	$22,945,867	$4,801,575

Total assets	$9,375,218	$8,262,413	$58,154,691	$22,945,867	$4,801,575

NET ASSETS

Accumulation fund	$9,375,218	$8,262,413	$58,154,691	$22,945,867	$4,801,575

Net assets	$9,375,218	$8,262,413	$58,154,691	$22,945,867	$4,801,575

Investments, at cost	$7,615,958	$7,477,631	$57,924,616	$22,212,085	$4,482,611

Shares held in corresponding Funds	996,304	127,664	11,844,133	2,132,515	169,010

Intelligent Variable Annuity

Band 1	$25.57	$59.90	$27.69	$20.22	$35.61

Band 2	26.11	60.54	28.10	20.65	35.70

Band 3	26.48	60.97	28.38	20.95	35.76

Band 4	27.05	61.62	28.80	21.39	35.85

Band 5	25.21	59.48	27.42	19.94	35.55

Band 6	25.75	60.11	27.83	20.36	35.64

Band 7	26.11	60.54	28.10	20.65	35.70

Band 8	26.67	61.18	28.59	21.09	35.79

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T.Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balance Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$127,886	$—	$744,053	$234,247	$17,564

Expenses

Administrative expenses	8,958	8,153	55,948	22,290	2,451

Mortality and expense risk charges	8,547	14,532	118,817	42,173	3,913

Guaranteed minimum death benefits	3,033	4,511	26,446	8,264	293

Total expenses	20,538	27,196	201,211	72,727	6,657

Net investment income (loss)	107,348	(27,196)	542,842	161,520	10,907

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	379,498	792,908	313,911	1,369,123	58,402

Capital gain distributions	—	508,988	352,859	433,771	48,742

Net realized gain (loss)	379,498	1,301,896	666,770	1,802,894	107,144

Net change in unrealized appreciation (depreciation) on investments	1,553,071	(288,705)	(1,361,280)	(3,360,799)	271,350

Net realized and unrealized gain (loss) on investments	1,932,569	1,013,191	(694,510)	(1,557,905)	378,494

Net increase (decrease) in net assets from operations	$2,039,917	$985,995	$(151,668)	$(1,396,385)	$389,401

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Conservative Allocation Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account

ASSETS

Investments, at value	$19,992,554	$3,340,872	$179,891,179	$1,884,372	$57,834,058

Total assets	$19,992,554	$3,340,872	$179,891,179	$1,884,372	$57,834,058

NET ASSETS

Accumulation fund	$19,992,554	$3,340,872	$179,891,179	$1,884,372	$57,834,058

Net assets	$19,992,554	$3,340,872	$179,891,179	$1,884,372	$57,834,058

Investments, at cost	$15,895,807	$3,287,077	$120,006,783	$1,891,738	$55,796,983

Shares held in corresponding Funds	394,408	116,814	2,747,689	88,468	7,175,441

Intelligent Variable Annuity

Band 1	$63.67	$30.52	$65.17	$24.95	$35.54

Band 2	64.34	30.60	65.86	25.01	35.92

Band 3	64.80	30.65	66.33	25.05	36.18

Band 4	65.49	30.73	67.04	25.12	36.56

Band 5	63.22	30.47	64.71	—	35.29

Band 6	63.89	30.55	65.40	24.97	35.67

Band 7	64.34	30.60	65.86	25.01	35.92

Band 8	65.03	—	66.56	—	36.30
Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Conservative Allocation Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$152,847	$14,058	$1,934,895	$23,971	$2,227,657

Expenses

Administrative expenses	17,411	2,148	158,755	1,782	55,282

Mortality and expense risk charges	29,943	3,517	224,459	2,989	116,420

Guaranteed minimum death benefits	2,082	511	31,604	104	22,266

Total expenses	49,436	6,176	414,818	4,875	193,968

Net investment income (loss)	103,411	7,882	1,520,077	19,096	2,033,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	568,852	44,106	6,071,501	(24,334)	232,972

Capital gain distributions	1,068,179	31,365	5,780,806	17,867	—

Net realized gain (loss)	1,637,031	75,471	11,852,307	(6,467)	232,972

Net change in unrealized appreciation (depreciation) on investments	1,424,247	14,692	25,855,076	(33,166)	(447,653)

Net realized and unrealized gain (loss) on investments	3,061,278	90,163	37,707,383	(39,633)	(214,681)

Net increase (decrease) in net assets from operations	$3,164,689	$98,045	$39,227,460	$(20,537)	$1,819,008

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF International Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

ASSETS

Investments, at value	$4,702,654	$102,675,097	$3,511,531	$45,268,186	$22,559,511

Total assets	$4,702,654	$102,675,097	$3,511,531	$45,268,186	$22,559,511

LIABILITIES

Amounts due to TIAA	$—	$—	$1,441	$—	$—

Total liabilities	$—	$—	$1,441	$—	$—

NET ASSETS

Accumulation fund	$4,702,654	$102,675,097	$3,510,090	$45,268,186	$22,559,511

Net assets	$4,702,654	$102,675,097	$3,510,090	$45,268,186	$22,559,511

Investments, at cost	$4,903,700	$79,130,369	$3,303,154	$35,366,520	$17,427,040

Shares held in corresponding Funds	118,455	3,482,873	103,616	2,733,586	851,302

Intelligent Variable Annuity

Band 1	$42.32	$56.78	$33.66	$46.30	$58.15

Band 2	42.43	57.39	33.74	46.80	58.77

Band 3	42.50	57.79	33.80	47.13	59.19

Band 4	42.61	58.41	33.88	47.63	59.82

Band 5	42.25	56.38	33.60	45.98	57.74

Band 6	42.36	56.98	33.69	46.47	58.36

Band 7	42.43	57.39	33.74	46.80	58.77

Band 8	42.53	58.00	—	47.29	59.40

	Vanguard VIF International Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$14,397	$1,000,007	$30,706	$669,067	$90,438

Expenses

Administrative expenses	5,264	93,217	2,531	37,500	24,758

Mortality and expense risk charges	6,604	185,801	4,532	71,739	44,063

Guaranteed minimum death benefits	2,467	36,657	933	11,572	9,149

Total expenses	14,335	315,675	7,996	120,811	77,970

Net investment income (loss)	62	684,332	22,710	548,256	12,468

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(113,282)	4,215,918	51,969	2,341,923	2,012,750

Capital gain distributions	361,999	5,967,977	74,400	885,308	1,157,011

Net realized gain (loss)	248,717	10,183,895	126,369	3,227,231	3,169,761

Net change in unrealized appreciation (depreciation) on investments	(486,564)	8,717,132	73,513	8,665,239	44,943

Net realized and unrealized gain (loss) on investments	(237,847)	18,901,027	199,882	11,892,470	3,214,704

Net increase (decrease) in net assets from operations	$(237,785)	$19,585,359	$222,592	$12,440,726	$3,227,172

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2021

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

ASSETS

Investments, at value	$296,786,444	$22,548,130	$22,822,380	$10,046,987	$15,732,900

Total assets	$296,786,444	$22,548,130	$22,822,380	$10,046,987	$15,732,900

NET ASSETS

Accumulation fund	$296,786,444	$22,548,130	$22,822,380	$10,046,987	$15,732,900

Net assets	$296,786,444	$22,548,130	$22,822,380	$10,046,987	$15,732,900

Investments, at cost	$297,424,595	$22,234,707	$20,889,636	$8,001,585	$12,350,891

Shares held in corresponding Funds	24,286,943	930,587	400,815	728,570	482,308

Intelligent Variable Annuity

Band 1	$29.42	$37.41	$43.27	$59.62	$96.72

Band 2	29.73	37.50	43.37	60.68	98.78

Band 3	29.94	37.56	43.45	61.39	100.18

Band 4	30.26	37.66	43.56	62.47	102.32

Band 5	29.21	—	43.19	58.93	95.37

Band 6	29.52	37.44	43.30	59.97	97.40

Band 7	29.73	37.50	43.37	60.68	98.78

Band 8	30.05	37.59	43.48	61.75	100.89

Statements of operations

TIAA Separate Account VA-1  ∎  For the period or year ended December 31, 2021

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

INVESTMENT INCOME

Dividends	$5,267,989	$88,477	$94,591	$263,254	$85,561

Expenses

Administrative expenses	272,215	13,549	14,118	9,119	15,481

Mortality and expense risk charges	540,845	22,741	25,681	16,846	26,940

Guaranteed minimum death benefits	105,820	3,152	3,688	3,397	5,938

Total expenses	918,880	39,442	43,487	29,362	48,359

Net investment income (loss)	4,349,109	49,035	51,104	233,892	37,202

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,373,574	384,433	868,617	106,620	849,499

Capital gain distributions	2,112,472	42,134	405,903	—	235,945

Net realized gain (loss)	4,486,046	426,567	1,274,520	106,620	1,085,444

Net change in unrealized appreciation (depreciation) on investments	(13,728,438)	(126,152)	1,459,026	2,322,653	1,482,863

Net realized and unrealized gain (loss) on investments	(9,242,392)	300,415	2,733,546	2,429,273	2,568,307

Net increase (decrease) in net assets from operations	$(4,893,283)	$349,450	$2,784,650	$2,663,165	$2,605,509

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

concluded

	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$2,394,976	$3,723,120	$15,644,100

Total assets	$2,394,976	$3,723,120	$15,644,100

NET ASSETS

Accumulation fund	$2,394,976	$3,723,120	$15,644,100

Net assets	$2,394,976	$3,723,120	$15,644,100

Investments, at cost	$2,360,045	$3,580,217	$15,638,121

Shares held in corresponding Funds	124,092	144,643	2,175,814

Intelligent Variable Annuity

Band 1	$82.94	$137.10	$20.20

Band 2	84.71	140.02	20.63

Band 3	85.91	142.00	20.92

Band 4	87.74	145.03	21.36

Band 5	81.78	135.18	19.91

Band 6	83.52	138.06	20.34

Band 7	84.71	140.02	20.63

Band 8	86.51	143.00	21.07

	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$—	$28,117	$698,914

Expenses

Administrative expenses	2,612	3,374	15,577

Mortality and expense risk charges	3,340	5,594	28,141

Guaranteed minimum death benefits	932	1,427	6,194

Total expenses	6,884	10,395	49,912

Net investment income (loss)	(6,884)	17,722	649,002

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	235,764	480,631	151,866

Capital gain distributions	280,430	98,066	—

Net realized gain (loss)	516,194	578,697	151,866

Net change in unrealized appreciation (depreciation) on investments	(361,385)	(336,045)	(643,437)

Net realized and unrealized gain (loss) on investments	154,809	242,652	(491,571)

Net increase (decrease) in net assets from operations	$147,925	$260,374	$157,431

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-19

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$1,036,072	$1,053,433	$3,567,905	$4,186,675

Net realized gain (loss)	4,975,246	4,694,318	5,554,109	3,144,690

Net change in unrealized appreciation (depreciation) on investments	427,912	2,552,267	(11,444,724)	4,346,047

Net increase (decrease) in net assets from operations	6,439,230	8,300,018	(2,322,710)	11,677,412

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,682,679	834,187	9,145,246	5,822,274

Net contractowner transfers	(2,561,320)	877,966	8,814,782	189,130

Withdrawals and death benefits (b)	(1,390,115)	(5,915,241)	(8,490,798)	(5,414,437)

Net increase (decrease) in net assets resulting from contractowner transactions	(268,756)	(4,203,088)	9,469,230	596,967

Net increase (decrease) in net assets	6,170,474	4,096,930	7,146,520	12,274,379

NET ASSETS

Beginning of period	69,519,201	65,422,271	174,474,524	162,200,145

End of period	$75,689,675	$69,519,201	$181,621,044	$174,474,524

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,724,820	1,847,578	3,616,426	3,623,226

Units purchased	86,687	23,084	194,406	126,444

Units sold/transferred	(95,546)	(145,842)	(7,486)	(133,244)

End of period	1,715,961	1,724,820	3,803,346	3,616,426

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(351,472)	$(199,487)	$486,240	$1,033,406

Net realized gain (loss)	41,561,476	18,313,822	15,380,216	11,764,905

Net change in unrealized appreciation (depreciation) on investments	(20,492,762)	23,798,094	22,170,040	12,827,570

Net increase (decrease) in net assets from operations	20,717,242	41,912,429	38,036,496	25,625,881

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,352,334	1,576,553	1,314,266	2,475,574

Net contractowner transfers	(5,828,210)	7,773,343	6,320,581	(1,918,011)

Annuity payments	(2,221,686)	(1,506,205)	(3,630,855)	(2,503,908)

Withdrawals and death benefits (b)	(8,463,982)	(7,030,231)	(12,286,419)	(9,524,044)

Net increase (decrease) in net assets resulting from contractowner transactions	(13,161,544)	813,460	(8,282,427)	(11,470,389)

Net increase (decrease) in net assets	7,555,698	42,725,889	29,754,069	14,155,492

NET ASSETS

Beginning of period	139,006,250	96,280,361	156,821,649	142,666,157

End of period	$146,561,948	$139,006,250	$186,575,718	$156,821,649

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,593,859	1,605,455	1,392,198	1,531,052

Units purchased	38,261	24,469	11,612	30,080

Units sold/transferred	(183,893)	(36,065)	(97,873)	(168,934)

End of period	1,448,227	1,593,859	1,305,937	1,392,198

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$742,564	$946,469	$647,643	$832,857

Net realized gain (loss)	4,924,787	(160,255)	3,755,580	(1,677,402)

Net change in unrealized appreciation (depreciation) on investments	4,577,514	12,036,700	12,016,658	1,950,049

Net increase (decrease) in net assets from operations	10,244,865	12,822,914	16,419,881	1,105,504

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	11,801,863	4,117,018	799,764	554,806

Net contractowner transfers	1,882,472	(193,914)	3,753,423	257,700

Annuity payments	(908,794)	(654,757)	(1,273,072)	(758,695)

Withdrawals and death benefits (b)	(5,609,675)	(4,274,091)	(3,291,016)	(3,075,242)

Net increase (decrease) in net assets resulting from contractowner transactions	7,165,866	(1,005,744)	(10,901)	(3,021,431)

Net increase (decrease) in net assets	17,410,731	11,817,170	16,408,980	(1,915,927)

NET ASSETS

Beginning of period	97,293,940	85,476,770	62,754,463	64,670,390

End of period	$114,704,671	$97,293,940	$79,163,443	$62,754,463

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,355,155	2,399,024	547,428	601,251

Units purchased	281,791	126,952	6,637	6,037

Units sold/transferred	(120,026)	(170,821)	(13,669)	(59,860)

End of period	2,516,920	2,355,155	540,396	547,428

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(302,759)	$10,612	$847,425	$1,255,076

Net realized gain (loss)	—	—	4,066,091	5,637,296

Net change in unrealized appreciation (depreciation) on investments	—	—	23,144,377	(6,742,803)

Net increase (decrease) in net assets from operations	(302,759)	10,612	28,057,893	149,569

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	49,498,964	37,011,076	707,581	1,326,934

Net contractowner transfers	(25,621,098)	(4,529,935)	1,426,518	(1,227,400)

Annuity payments	—	—	(1,035,670)	(735,139)

Withdrawals and death benefits (b)	(36,224,842)	(23,098,342)	(4,224,883)	(4,885,239)

Net increase (decrease) in net assets resulting from contractowner transactions	(12,346,976)	9,382,799	(3,126,454)	(5,520,844)

Net increase (decrease) in net assets	(12,649,735)	9,393,411	24,931,439	(5,371,275)

NET ASSETS

Beginning of period	94,660,686	85,267,275	73,530,831	78,902,106

End of period	$82,010,951	$94,660,686	$98,462,270	$73,530,831

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,006,910	7,230,642	509,844	555,684

Units purchased	4,284,336	3,185,996	4,604	10,897

Units sold/transferred	(5,344,099)	(2,409,728)	(31,274)	(56,736)

End of period	6,947,147	8,006,910	483,174	509,844

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(19,834)	$144,216	$522,809	$709,789

Net realized gain (loss)	2,674,507	(1,531,080)	7,071,908	7,148,333

Net change in unrealized appreciation (depreciation) on investments	10,247,201	7,321,116	12,444,703	5,037,312

Net increase (decrease) in net assets from operations	12,901,874	5,934,252	20,039,420	12,895,434

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,790,884	1,011,178	1,389,885	532,534

Net contractowner transfers	1,692,576	1,892,839	2,804,992	1,299,558

Annuity payments	(1,124,766)	(684,974)	(916,853)	(706,139)

Withdrawals and death benefits (b)	(2,350,231)	(2,201,362)	(4,146,650)	(3,768,108)

Net increase (decrease) in net assets resulting from contractowner transactions	8,463	17,681	(868,626)	(2,642,155)

Net increase (decrease) in net assets	12,910,337	5,951,933	19,170,794	10,253,279

NET ASSETS

Beginning of period	54,249,463	48,297,530	78,412,578	68,159,299

End of period	$67,159,800	$54,249,463	$97,583,372	$78,412,578

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	349,947	355,428	759,926	814,960

Units purchased	10,475	9,376	13,351	6,394

Units sold/transferred	(13,298)	(14,857)	(25,347)	(61,428)

End of period	347,124	349,947	747,930	759,926

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$4,790,194	$5,829,874	$11,264	$11,187

Net realized gain (loss)	52,627,719	40,670,670	507,448	223,742

Net change in unrealized appreciation (depreciation) on investments	80,713,180	47,490,916	413,411	595,216

Net increase (decrease) in net assets from operations	138,131,093	93,991,460	932,123	830,145

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	25,123,963	18,994,470	81,329	17,404

Net contractowner transfers	(3,073,561)	(9,234,739)	(162,656)	(331,784)

Annuity payments	(7,901,386)	(5,285,685)	—	—

Withdrawals and death benefits (b)	(36,396,376)	(30,536,489)	(58,094)	(92,006)

Net increase (decrease) in net assets resulting from contractowner transactions	(22,247,360)	(26,062,443)	(139,421)	(406,386)

Net increase (decrease) in net assets	115,883,733	67,929,017	792,702	423,759

NET ASSETS

Beginning of period	559,790,415	491,861,398	4,419,760	3,996,001

End of period	$675,674,148	$559,790,415	$5,212,462	$4,419,760

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,293,622	4,582,865	112,880	126,682

Units purchased	185,581	197,205	1,918	506

Units sold/transferred	(342,384)	(486,448)	(5,284)	(14,308)

End of period	4,136,819	4,293,622	109,514	112,880

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(70,955)	$133,389	$(23,116)	$(15,514)

Net realized gain (loss)	11,192,433	2,882,368	2,033,150	381,379

Net change in unrealized appreciation (depreciation) on investments	(7,653,221)	2,128,206	(1,353,843)	1,262,493

Net increase (decrease) in net assets from operations	3,468,257	5,143,963	656,191	1,628,358

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	869,252	537,625	496,622	162,866

Net contractowner transfers	(2,493,216)	(1,903,227)	500,921	526,720

Withdrawals and death benefits (b)	(1,111,113)	(997,986)	(99,165)	(601,879)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,735,077)	(2,363,588)	898,378	87,707

Net increase (decrease) in net assets	733,180	2,780,375	1,554,569	1,716,065

NET ASSETS

Beginning of period	34,894,653	32,114,278	6,049,080	4,333,015

End of period	$35,627,833	$34,894,653	$7,603,649	$6,049,080

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	657,391	712,351	85,050	87,099

Units purchased	14,893	12,089	6,756	3,263

Units sold/transferred	(62,759)	(67,049)	3,109	(5,312)

End of period	609,525	657,391	94,915	85,050

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		Delaware VIP Diversified Income Series—Standard Class Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021‡	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$24,470	$5,942	$2,118,182	$1,593,954

Net realized gain (loss)	71,318	(29,868)	1,721,347	1,618,402

Net change in unrealized appreciation (depreciation) on investments	13,545	25,386	(5,294,827)	3,318,244

Net increase (decrease) in net assets from operations	109,333	1,460	(1,455,298)	6,530,600

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,492	1,021	750,453	4,140,094

Net contractowner transfers	212,839	43,585	(66,951,183)	(1,412,851)

Withdrawals and death benefits (b)	(803)	—	(837,781)	(4,356,371)

Net increase (decrease) in net assets resulting from contractowner transactions	240,528	44,606	(67,038,511)	(1,629,128)

Net increase (decrease) in net assets	349,861	46,066	(68,493,809)	4,901,472

NET ASSETS

Beginning of period	211,407	165,341	68,493,809	63,592,337

End of period	$561,268	$211,407	$—	$68,493,809

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	13,025	10,022	3,483,231	3,585,820

Units purchased	1,601	71	39,263	229,416

Units sold/transferred	12,500	2,932	(3,522,494)	(332,005)

End of period	27,126	13,025	—	3,483,231

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
‡	Delaware VIP Diversified Income Series-Standard Class merged operations with LVIP Delaware Diversified Income Fund-Standard Class on April 30, 2021.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Delaware VIP International Series—Standard Class Sub-Account
	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$301,954	$(9,134)

Net realized gain (loss)	1,513,831	11,076

Net change in unrealized appreciation (depreciation) on investments	1,292,997	825,688

Net increase (decrease) in net assets from operations	3,108,782	827,630

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	932,337	38,865

Net contractowner transfers	(462,728)	46,273,581

Withdrawals and death benefits (b)	(1,618,053)	(57,178)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,148,444)	46,255,268

Net increase (decrease) in net assets	1,960,338	47,082,898

NET ASSETS

Beginning of period	47,082,898	—

End of period	$49,043,236	$47,082,898

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,616,376	—

Units purchased	49,312	2,184

Units sold/transferred	(111,795)	2,614,192

End of period	2,553,893	2,616,376

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$186,993	$248,527	$211,839	$388,083

Net realized gain (loss)	1,316,931	(720,165)	8,229,149	606,613

Net change in unrealized appreciation (depreciation) on investments	8,879,407	793,061	(2,939,417)	2,495,778

Net increase (decrease) in net assets from operations	10,383,331	321,423	5,501,571	3,490,474

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	975,025	724,993	1,444,929	1,827,970

Net contractowner transfers	(3,928,999)	1,561,018	(23,170,494)	(2,624,785)

Withdrawals and death benefits (b)	(1,286,518)	(700,931)	(535,836)	(1,542,336)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,240,492)	1,585,080	(22,261,401)	(2,339,151)

Net increase (decrease) in net assets	6,142,839	1,906,503	(16,759,830)	1,151,323

NET ASSETS

Beginning of period	31,825,852	29,919,349	30,275,497	29,124,174

End of period	$37,968,691	$31,825,852	$13,515,667	$30,275,497

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	414,160	381,025	874,635	941,028

Units purchased	10,613	11,808	36,434	63,178

Units sold/transferred	(57,124)	21,327	(596,214)	(129,571)

End of period	367,649	414,160	314,855	874,635

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$254,225	$(173,220)	$512,164	$289,090

Net realized gain (loss)	(186,201)	(289,515)	5,377,519	1,283,629

Net change in unrealized appreciation (depreciation) on investments	(883,647)	1,130,757	(290,103)	2,580,541

Net increase (decrease) in net assets from operations	(815,623)	668,022	5,599,580	4,153,260

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,560,756	3,014,978	2,543,249	1,780,046

Net contractowner transfers	(243,085)	2,270,456	(1,454,445)	(1,599,204)

Withdrawals and death benefits (b)	(2,730,264)	(1,797,504)	(1,369,429)	(681,952)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,412,593)	3,487,930	(280,625)	(501,110)

Net increase (decrease) in net assets	(2,228,216)	4,155,952	5,318,955	3,652,150

NET ASSETS

Beginning of period	62,593,972	58,438,020	40,254,123	36,601,973

End of period	$60,365,756	$62,593,972	$45,573,078	$40,254,123

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,150,951	2,031,469	1,039,844	1,049,133

Units purchased	54,475	105,481	60,675	52,205

Units sold/transferred	(103,197)	14,001	(66,535)	(61,494)

End of period	2,102,229	2,150,951	1,033,984	1,039,844

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$1,179,856	$772,704	$3,642,187	$1,735,787

Net realized gain (loss)	4,474,773	(968,646)	1,034,485	(4,918,225)

Net change in unrealized appreciation (depreciation) on investments	1,325,616	4,925,330	11,267,942	4,243,007

Net increase (decrease) in net assets from operations	6,980,245	4,729,388	15,944,614	1,060,569

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,661,357	1,584,542	3,093,907	8,251,857

Net contractowner transfers	(2,958,020)	(1,246,089)	(5,799,025)	3,865,574

Withdrawals and death benefits (b)	(2,045,737)	(1,433,342)	(4,122,538)	(2,616,369)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,342,400)	(1,094,889)	(6,827,656)	9,501,062

Net increase (decrease) in net assets	3,637,845	3,634,499	9,116,958	10,561,631

NET ASSETS

Beginning of period	50,232,151	46,597,652	92,346,023	81,784,392

End of period	$53,869,996	$50,232,151	$101,462,981	$92,346,023

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,035,593	1,048,019	2,571,556	2,230,189

Units purchased	31,273	41,543	76,697	273,536

Units sold/transferred	(95,105)	(53,969)	(250,293)	67,831

End of period	971,761	1,035,593	2,397,960	2,571,556

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(280,106)	$220,778	$974,919	$1,005,654

Net realized gain (loss)	(75,878)	38,114	2,546,895	(1,882,247)

Net change in unrealized appreciation (depreciation) on investments	(88,278)	(86,160)	11,821,210	961,623

Net increase (decrease) in net assets from operations	(444,262)	172,732	15,343,024	85,030

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	6,264,057	6,200,032	3,190,988	2,437,699

Net contractowner transfers	3,808,160	5,673,794	772,453	1,189,954

Withdrawals and death benefits (b)	(6,288,274)	(3,035,464)	(4,162,334)	(2,249,341)

Net increase (decrease) in net assets resulting from contractowner transactions	3,783,943	8,838,362	(198,893)	1,378,312

Net increase (decrease) in net assets	3,339,681	9,011,094	15,144,131	1,463,342

NET ASSETS

Beginning of period	80,902,309	71,891,215	58,723,968	57,260,626

End of period	$84,241,990	$80,902,309	$73,868,099	$58,723,968

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,091,942	2,756,325	969,763	929,499

Units purchased	242,414	239,530	45,009	47,049

Units sold/transferred	(99,235)	96,087	(52,526)	(6,785)

End of period	3,235,121	3,091,942	962,246	969,763

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA US Targeted Value Portfolio Sub-Account		Franklin Income VIP Fund-Class 1 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$538,140	$436,834	$446,413	$480,788

Net realized gain (loss)	6,289,121	(4,351,358)	46,798	(453,334)

Net change in unrealized appreciation (depreciation) on investments	6,960,163	6,012,555	1,054,466	(141,695)

Net increase (decrease) in net assets from operations	13,787,424	2,098,031	$1,547,677	(114,241)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,675,892	2,229,694	165,143	177,791

Net contractowner transfers	1,259,814	978,726	202,922	(844,715)

Withdrawals and death benefits (b)	(1,684,791)	(1,941,059)	(362,191)	(79,884)

Net increase (decrease) in net assets resulting from contractowner transactions	2,250,915	1,267,361	5,874	(746,808)

Net increase (decrease) in net assets	16,038,339	3,365,392	1,553,551	(861,049)

NET ASSETS

Beginning of period	35,672,280	32,306,888	9,198,428	10,059,477

End of period	$51,710,619	$35,672,280	$10,751,979	$9,198,428

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	634,088	595,172	272,177	301,598

Units purchased	37,513	52,172	4,642	5,873

Units sold/transferred	(12,405)	(13,256)	(4,958)	(35,294)

End of period	659,196	634,088	271,861	272,177

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$69,650	$50,707	$(50,671)	$(39,789)

Net realized gain (loss)	(8,317)	(87,482)	4,049,257	2,207,232

Net change in unrealized appreciation (depreciation) on investments	327,446	(100,301)	(2,500,697)	3,566,254

Net increase (decrease) in net assets from operations	388,779	(137,076)	1,497,889	5,733,697

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	23,369	11,605	1,100,852	962,817

Net contractowner transfers	127,062	(11,672)	(3,434,208)	894,712

Withdrawals and death benefits (b)	(80,663)	(34,943)	(803,717)	(596,152)

Net increase (decrease) in net assets resulting from contractowner transactions	69,768	(35,010)	(3,137,073)	1,261,377

Net increase (decrease) in net assets	458,547	(172,086)	(1,639,184)	6,995,074

NET ASSETS

Beginning of period	2,004,985	2,177,071	16,919,028	9,923,954

End of period	$2,463,532	$2,004,985	$15,279,844	$16,919,028

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	56,641	58,555	185,781	169,533

Units purchased	571	380	11,495	14,888

Units sold/transferred	1,034	(2,294)	(44,348)	1,360

End of period	58,246	56,641	152,928	185,781

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(46,591)	$(2,470)	$19,478	$18,812

Net realized gain (loss)	5,636,388	1,950,953	132,937	52,419

Net change in unrealized appreciation (depreciation) on investments	(1,905,042)	2,746,181	98,020	200,735

Net increase (decrease) in net assets from operations	3,684,755	4,694,664	250,435	271,966

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,027,578	213,542	27,366	25,402

Net contractowner transfers	(2,485,120)	(153,068)	(59,325)	(19,492)

Withdrawals and death benefits (b)	(1,160,626)	(360,514)	(253,666)	(24,633)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,618,168)	(300,040)	(285,625)	(18,723)

Net increase (decrease) in net assets	1,066,587	4,394,624	(35,190)	253,243

NET ASSETS

Beginning of period	17,101,376	12,706,752	1,942,220	1,688,977

End of period	$18,167,963	$17,101,376	$1,907,030	$1,942,220

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	102,201	105,856	25,642	26,172

Units purchased	5,973	1,783	330	442

Units sold/transferred	(19,944)	(5,438)	(3,824)	(972)

End of period	88,230	102,201	22,148	25,642

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$19,195	$70,926	$951,347	$812,374

Net realized gain (loss)	471,600	(397,422)	1,056,819	(1,867,896)

Net change in unrealized appreciation (depreciation) on investments	1,115,302	172,953	2,741,969	3,565,679

Net increase (decrease) in net assets from operations	1,606,097	(153,543)	4,750,135	2,510,157

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	112,802	40,447	1,577,703	3,111,764

Net contractowner transfers	(337,674)	(457,009)	(3,003,361)	1,238,568

Withdrawals and death benefits (b)	(334,938)	(209,879)	(1,634,741)	(1,283,739)

Net increase (decrease) in net assets resulting from contractowner transactions	(559,810)	(626,441)	(3,060,399)	3,066,593

Net increase (decrease) in net assets	1,046,287	(779,984)	1,689,736	5,576,750

NET ASSETS

Beginning of period	8,484,345	9,264,329	44,380,417	38,803,667

End of period	$9,530,632	$8,484,345	$46,070,153	$44,380,417

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	214,177	232,793	1,415,316	1,279,346

Units purchased	2,451	1,191	46,161	119,991

Units sold/transferred	(16,785)	(19,807)	(136,878)	15,979

End of period	199,843	214,177	1,324,599	1,415,316

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account
	December 31, 2021i	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$1,152,323	$(15,258)	$73,834

Net realized gain (loss)	101,125	223,113	224,940

Net change in unrealized appreciation (depreciation) on investments	(893,202)	(713,097)	429,603

Net increase (decrease) in net assets from operations	360,246	(505,242)	728,377

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,198,116	3,892,652	1,360,156

Net contractowner transfers	71,720,447	4,395,542	(1,223,125)

Withdrawals and death benefits (b)	(1,862,043)	(3,881,269)	(2,215,357)

Net increase (decrease) in net assets resulting from contractowner transactions	71,056,520	4,406,925	(2,078,326)

Net increase (decrease) in net assets	71,416,766	3,901,683	(1,349,949)

NET ASSETS

Beginning of period	—	27,235,345	28,585,294

End of period	$71,416,766	$31,137,028	$27,235,345

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	1,014,218	1,095,113

Units purchased	61,664	147,455	51,907

Units sold/transferred	3,613,797	16,592	(132,802)

End of period	3,675,461	1,178,265	1,014,218

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
i	For the period April 30, 2021 (commencement of operations) to December 31, 2021.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$546,131	$198,693	$166,804	$155,143

Net realized gain (loss)	1,946,307	(2,216,677)	4,832,888	(1,733,084)

Net change in unrealized appreciation (depreciation) on investments	87,757	2,602,131	2,471,050	3,198,952

Net increase (decrease) in net assets from operations	2,580,195	584,147	7,470,742	1,621,011

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,607,386	857,120	3,544,456	1,100,521

Net contractowner transfers	(358,420)	(815,659)	(2,761,952)	(1,589,835)

Withdrawals and death benefits (b)	(2,397,662)	(910,596)	(3,386,742)	(1,304,640)

Net increase (decrease) in net assets resulting from contractowner transactions	(148,696)	(869,135)	(2,604,238)	(1,793,954)

Net increase (decrease) in net assets	2,431,499	(284,988)	4,866,504	(172,943)

NET ASSETS

Beginning of period	18,731,593	19,016,581	25,507,698	25,680,641

End of period	$21,163,092	$18,731,593	$30,374,202	$25,507,698

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	647,066	671,470	655,412	694,424

Units purchased	80,925	36,755	75,104	36,339

Units sold/transferred	(86,865)	(61,159)	(134,811)	(75,351)

End of period	641,126	647,066	595,705	655,412

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$21,231	$42,267	$(2,726)	$(2,632)

Net realized gain (loss)	691,499	316,135	227,998	199,403

Net change in unrealized appreciation (depreciation) on investments	223,879	308,396	13,791	77,376

Net increase (decrease) in net assets from operations	936,609	666,798	239,063	274,147

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	201,505	300,075	6,824	683

Net contractowner transfers	(334,766)	(634,356)	(187,583)	(23,109)

Withdrawals and death benefits (b)	(113,663)	(217,579)	(3)	(12,935)

Net increase (decrease) in net assets resulting from contractowner transactions	(246,924)	(551,860)	(180,762)	(35,361)

Net increase (decrease) in net assets	689,685	114,938	58,301	238,786

NET ASSETS

Beginning of period	5,620,552	5,505,614	1,127,831	889,045

End of period	$6,310,237	$5,620,552	$1,186,132	$1,127,831

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	139,676	155,109	9,914	10,342

Units purchased	4,642	9,942	60	7

Units sold/transferred	(10,652)	(25,375)	(1,521)	(435)

End of period	133,666	139,676	8,453	9,914

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(7,699)	$8,117	$49,911	$61,398

Net realized gain (loss)	2,274,392	1,170,594	194,440	148,118

Net change in unrealized appreciation (depreciation) on investments	(54,852)	465,443	231,261	(94,200)

Net increase (decrease) in net assets from operations	2,211,841	1,644,154	475,612	115,316

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	375,166	247,326	21,378	35,156

Net contractowner transfers	(862,827)	(1,041,585)	454,829	(261,262)

Withdrawals and death benefits (b)	(542,323)	(85,187)	(193,702)	(80,885)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,029,984)	(879,446)	282,505	(306,991)

Net increase (decrease) in net assets	1,181,857	764,708	758,117	(191,675)

NET ASSETS

Beginning of period	9,206,990	8,442,282	3,304,082	3,495,757

End of period	$10,388,847	$9,206,990	$4,062,199	$3,304,082

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	204,144	228,832	43,743	49,023

Units purchased	7,854	6,838	276	579

Units sold/transferred	(29,328)	(31,526)	3,174	(5,859)

End of period	182,670	204,144	47,193	43,743

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$118,650	$316,329	$2,803	$6,323

Net realized gain (loss)	1,085,448	(3,552,674)	267,236	30,363

Net change in unrealized appreciation (depreciation) on investments	12,392,899	3,668,497	257,058	337,724

Net increase (decrease) in net assets from operations	13,596,997	432,152	527,097	374,410

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,744,034	1,217,916	47,111	10,691

Net contractowner transfers	(6,820,825)	3,544,781	(49,234)	(231,570)

Withdrawals and death benefits (b)	(1,637,746)	(1,100,753)	(210,571)	(35,600)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,714,537)	3,661,944	(212,694)	(256,479)

Net increase (decrease) in net assets	6,882,460	4,094,096	314,403	117,931

NET ASSETS

Beginning of period	44,092,684	39,998,588	2,365,453	2,247,522

End of period	$50,975,144	$44,092,684	$2,679,856	$2,365,453

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,409,665	1,241,917	49,930	56,721

Units purchased	46,750	46,985	916	283

Units sold/transferred	(228,467)	120,763	(5,062)	(7,074)

End of period	1,227,948	1,409,665	45,784	49,930

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$626,857	$218,859	$97,204	$83,378

Net realized gain (loss)	304,433	(28,499)	104,039	(145,057)

Net change in unrealized appreciation (depreciation) on investments	(24,531)	134,614	365,802	134,009

Net increase (decrease) in net assets from operations	906,759	324,974	567,045	72,330

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	53,627	25,536	333,164	76,430

Net contractowner transfers	(1,342,896)	1,142,149	815,285	(130,847)

Withdrawals and death benefits (b)	(68,882)	(102,768)	(87,574)	(13,209)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,358,151)	1,064,917	1,060,875	(67,626)

Net increase (decrease) in net assets	(451,392)	1,389,891	1,627,920	4,704

NET ASSETS

Beginning of period	6,208,397	4,818,506	1,579,140	1,574,436

End of period	$5,757,005	$6,208,397	$3,207,060	$1,579,140

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	282,257	238,859	92,418	93,161

Units purchased	2,276	1,332	17,797	5,381

Units sold/transferred	(59,012)	42,066	30,532	(6,124)

End of period	225,521	282,257	140,747	92,418

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$1,822,479	$1,650,927	$276,240	$115,577

Net realized gain (loss)	80,284	(105,070)	104,704	(139,545)

Net change in unrealized appreciation (depreciation) on investments	(3,053,589)	846,289	(624,037)	512,191

Net increase (decrease) in net assets from operations	(1,150,826)	2,392,146	(243,093)	488,223

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,858,608	1,630,265	257,923	114,793

Net contractowner transfers	4,407,951	(773,363)	517,739	166,620

Withdrawals and death benefits (b)	(1,438,582)	(1,375,153)	(55,615)	(84,629)

Net increase (decrease) in net assets resulting from contractowner transactions	4,827,977	(518,251)	720,047	196,784

Net increase (decrease) in net assets	3,677,151	1,873,895	476,954	685,007

NET ASSETS

Beginning of period	40,718,798	38,844,903	5,551,823	4,866,816

End of period	$44,395,949	$40,718,798	$6,028,777	$5,551,823

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,164,784	1,183,651	258,749	250,396

Units purchased	54,602	50,461	12,597	5,824

Units sold/transferred	85,830	(69,328)	21,066	2,529

End of period	1,305,216	1,164,784	292,412	258,749

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PVC Equity Income Account—Class 1 Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$5,522,003	$1,273,764	$1,752,205	$1,407,149

Net realized gain (loss)	2,931,249	2,024,267	6,399,781	4,267,216

Net change in unrealized appreciation (depreciation) on investments	(2,340,692)	8,021,035	12,843,675	175,339

Net increase (decrease) in net assets from operations	6,112,560	11,319,066	20,995,661	5,849,704

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,276,100	1,639,866	3,588,453	2,671,941

Net contractowner transfers	6,998,647	(4,551,967)	(6,450,372)	(1,436,698)

Withdrawals and death benefits (b)	(4,157,332)	(4,234,952)	(3,832,795)	(2,402,897)

Net increase (decrease) in net assets resulting from contractowner transactions	6,117,415	(7,147,053)	(6,694,714)	(1,167,654)

Net increase (decrease) in net assets	12,229,975	4,172,013	14,300,947	4,682,050

NET ASSETS

Beginning of period	108,155,993	103,983,980	97,392,911	92,710,861

End of period	$120,385,968	$108,155,993	$111,693,858	$97,392,911

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,162,100	5,546,458	1,902,641	1,927,094

Units purchased	153,709	83,295	63,497	61,050

Units sold/transferred	121,566	(467,653)	(182,557)	(85,503)

End of period	5,437,375	5,162,100	1,783,581	1,902,641

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PVC MidCap Account—Class 1 Sub-Account		PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(11,247)	$29,674	$(82,236)	$(70,701)

Net realized gain (loss)	1,257,549	795,079	1,991,174	2,969,748

Net change in unrealized appreciation (depreciation) on investments	743,853	456,631	2,182,579	3,258,797

Net increase (decrease) in net assets from operations	1,990,155	1,281,384	4,091,517	6,157,844

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,649	25,232	333,515	328,854

Net contractowner transfers	(548,561)	(449,411)	(1,089,992)	(1,405,799)

Withdrawals and death benefits (b)	(239,660)	(86,819)	(940,706)	(342,110)

Net increase (decrease) in net assets resulting from contractowner transactions	(759,572)	(510,998)	(1,697,183)	(1,419,055)

Net increase (decrease) in net assets	1,230,583	770,386	2,394,334	4,738,789

NET ASSETS

Beginning of period	8,281,959	7,511,573	26,158,677	21,419,888

End of period	$9,512,542	$8,281,959	$28,553,011	$26,158,677

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	115,256	123,685	476,961	509,716

Units purchased	355	418	5,620	7,449

Units sold/transferred	(10,660)	(8,847)	(34,386)	(40,204)

End of period	104,951	115,256	448,195	476,961

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PSF Natural Resources Portfolio—Class II Sub-Account		PSF PGIM Jennison Value Portfolio—Class II Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(4,853)	$(3,846)	$(15,651)	$(16,864)

Net realized gain (loss)	256,613	(152,286)	320,984	700,000

Net change in unrealized appreciation (depreciation) on investments	206,516	394,123	1,814,554	(393,955)

Net increase (decrease) in net assets from operations	458,276	237,991	2,119,887	289,181

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	63,550	121,340	114,260	58,909

Net contractowner transfers	(264,825)	73,539	(558,280)	90,392

Withdrawals and death benefits (b)	(78,933)	(26,434)	(240,569)	(104,040)

Net increase (decrease) in net assets resulting from contractowner transactions	(280,208)	168,445	(684,589)	45,261

Net increase (decrease) in net assets	178,068	406,436	1,435,298	334,442

NET ASSETS

Beginning of period	1,992,579	1,586,143	8,057,522	7,723,080

End of period	$2,170,647	$1,992,579	$9,492,820	$8,057,522

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	47,296	42,343	154,521	154,974

Units purchased	1,286	3,882	1,866	1,307

Units sold/transferred	(7,420)	1,071	(13,178)	(1,760)

End of period	41,162	47,296	143,209	154,521

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(3,365)	$(1,259)	$107,348	$47,897

Net realized gain (loss)	294,242	(11,643)	379,498	(889,898)

Net change in unrealized appreciation (depreciation) on investments	(60,111)	123,672	1,553,071	495,539

Net increase (decrease) in net assets from operations	230,766	110,770	2,039,917	(346,462)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,648	3,863	102,756	86,729

Net contractowner transfers	575,116	68,084	395,291	245,513

Withdrawals and death benefits (b)	(2,575)	(31,871)	(284,870)	(102,330)

Net increase (decrease) in net assets resulting from contractowner transactions	574,189	40,076	213,177	229,912

Net increase (decrease) in net assets	804,955	150,846	2,253,094	(116,550)

NET ASSETS

Beginning of period	661,884	511,038	7,122,124	7,238,674

End of period	$1,466,839	$661,884	$9,375,218	$7,122,124

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	23,943	22,956	345,773	327,784

Units purchased	50	188	3,933	5,363

Units sold/transferred	17,069	799	2,456	12,626

End of period	41,062	23,943	352,162	345,773

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	T. Rowe Price® Health Sciences Portfolio I Sub-Account		T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$(27,196)	$(18,424)	$542,842	$808,049

Net realized gain (loss)	1,301,896	649,096	666,770	80,716

Net change in unrealized appreciation (depreciation) on investments	(288,705)	685,487	(1,361,280)	1,187,228

Net increase (decrease) in net assets from operations	985,995	1,316,159	(151,668)	2,075,993

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	546,661	67,202	2,772,859	2,197,203

Net contractowner transfers	(790,573)	1,117,232	5,042,652	1,213,828

Withdrawals and death benefits (b)	(156,254)	(133,397)	(2,315,242)	(1,825,269)

Net increase (decrease) in net assets resulting from contractowner transactions	(400,166)	1,051,037	5,500,269	1,585,762

Net increase (decrease) in net assets	585,829	2,367,196	5,348,601	3,661,755

NET ASSETS

Beginning of period	7,676,584	5,309,388	52,806,090	49,144,335

End of period	$8,262,413	$7,676,584	$58,154,691	$52,806,090

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	142,871	127,566	1,877,247	1,824,084

Units purchased	10,378	1,507	99,175	81,055

Units sold/transferred	(16,977)	13,798	94,213	(27,892)

End of period	136,272	142,871	2,070,635	1,877,247

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Templeton Developing Markets VIP Fund— Class 1 Sub-Account		Vanguard VIF Balanced Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$161,520	$656,643	$10,907	$(817)

Net realized gain (loss)	1,802,894	1,437,547	107,144	1,642

Net change in unrealized appreciation (depreciation) on investments	(3,360,799)	995,323	271,350	47,614

Net increase (decrease) in net assets from operations	(1,396,385)	3,089,513	389,401	48,439

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,175,085	1,227,588	359,486	515,411

Net contractowner transfers	653,802	(355,133)	3,353,767	178,302

Withdrawals and death benefits (b)	(956,047)	(348,625)	(42,952)	(279)

Net increase (decrease) in net assets resulting from contractowner transactions	3,872,840	523,830	3,670,301	693,434

Net increase (decrease) in net assets	2,476,455	3,613,343	4,059,702	741,873

NET ASSETS

Beginning of period	20,469,412	16,856,069	741,873	—

End of period	$22,945,867	$20,469,412	$4,801,575	$741,873

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	931,382	898,681	24,650	—

Units purchased	191,794	70,597	11,128	18,273

Units sold/transferred	(16,369)	(37,896)	98,523	6,377

End of period	1,106,807	931,382	134,301	24,650

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Capital Growth Portfolio Sub-Account		Vanguard VIF Conservative Allocation Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$103,411	$159,799	$7,882	$(743)

Net realized gain (loss)	1,637,031	869,383	75,471	8,226

Net change in unrealized appreciation (depreciation) on investments	1,424,247	1,060,240	14,692	39,102

Net increase (decrease) in net assets from operations	3,164,689	2,089,422	98,045	46,585

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,215,085	668,368	584,244	295,835

Net contractowner transfers	1,261,851	(1,989,078)	1,858,986	501,896

Withdrawals and death benefits (b)	(178,105)	(287,127)	(43,419)	(1,300)

Net increase (decrease) in net assets resulting from contractowner transactions	2,298,831	(1,607,837)	2,399,811	796,431

Net increase (decrease) in net assets	5,463,520	481,585	2,497,856	843,016

NET ASSETS

Beginning of period	14,529,034	14,047,449	843,016	—

End of period	$19,992,554	$14,529,034	$3,340,872	$843,016

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	272,397	308,654	29,089	—

Units purchased	19,904	14,885	19,698	10,831

Units sold/transferred	17,029	(51,142)	60,286	18,258

End of period	309,330	272,397	109,073	29,089

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF Global Bond Index Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$1,520,077	$1,561,363	$19,096	$(1,604)

Net realized gain (loss)	11,852,307	5,179,315	(6,467)	77

Net change in unrealized appreciation (depreciation) on investments	25,855,076	13,828,465	(33,166)	25,799

Net increase (decrease) in net assets from operations	39,227,460	20,569,143	(20,537)	24,272

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	7,562,334	2,821,570	835,365	6,000

Net contractowner transfers	1,003,470	2,788,714	342,340	1,209,937

Withdrawals and death benefits (b)	(2,398,763)	(1,730,680)	(511,070)	(1,935)

Net increase (decrease) in net assets resulting from contractowner transactions	6,167,041	3,879,604	666,635	1,214,002

Net increase (decrease) in net assets	45,394,501	24,448,747	646,098	1,238,274

NET ASSETS

Beginning of period	134,496,678	110,047,931	1,238,274	—

End of period	$179,891,179	$134,496,678	$1,884,372	$1,238,274

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,602,149	2,510,619	48,404	—

Units purchased	133,002	64,901	33,518	236

Units sold/transferred	(21,221)	26,629	(6,692)	48,168

End of period	2,713,930	2,602,149	75,230	48,404

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF High Yield Bond Portfolio Sub-Account		Vanguard VIF International Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$2,033,689	$2,448,644	$62	$(1,339)

Net realized gain (loss)	232,972	(1,001,980)	248,717	44,552

Net change in unrealized appreciation (depreciation) on investments	(447,653)	553,462	(486,564)	285,518

Net increase (decrease) in net assets from operations	1,819,008	2,000,126	(237,785)	328,731

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,884,626	1,323,700	3,333,800	457,430

Net contractowner transfers	4,205,234	(805,858)	1,094,842	1,274,379

Withdrawals and death benefits (b)	(2,348,185)	(1,836,871)	(1,547,590)	(1,153)

Net increase (decrease) in net assets resulting from contractowner transactions	5,741,675	(1,319,029)	2,881,052	1,730,656

Net increase (decrease) in net assets	7,560,683	681,097	2,643,267	2,059,387

NET ASSETS

Beginning of period	50,273,375	49,592,278	2,059,387	—

End of period	$57,834,058	$50,273,375	$4,702,654	$2,059,387

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,446,661	1,502,947	47,598	—

Units purchased	111,179	37,785	75,280	12,617

Units sold/transferred	51,971	(94,071)	(12,102)	34,981

End of period	1,609,811	1,446,661	110,776	47,598

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF Moderate Allocation Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$684,332	$766,722	$22,710	$(1,565)

Net realized gain (loss)	10,183,895	2,633,611	126,369	21,237

Net change in unrealized appreciation (depreciation) on investments	8,717,132	9,822,709	73,513	134,864

Net increase (decrease) in net assets from operations	19,585,359	13,223,042	222,592	154,536

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	7,699,453	6,054,165	756,851	448,053

Net contractowner transfers	(3,167,222)	(3,140,988)	1,068,340	932,985

Withdrawals and death benefits (b)	(3,998,629)	(2,587,165)	(6,360)	(66,907)

Net increase (decrease) in net assets resulting from contractowner transactions	533,602	326,012	1,818,831	1,314,131

Net increase (decrease) in net assets	20,118,961	13,549,054	2,041,423	1,468,667

NET ASSETS

Beginning of period	82,556,136	69,007,082	1,468,667	—

End of period	$102,675,097	$82,556,136	$3,510,090	$1,468,667

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,782,243	1,753,536	47,773	—

Units purchased	147,561	161,008	23,319	15,138

Units sold/transferred	(142,477)	(132,301)	32,999	32,635

End of period	1,787,327	1,782,243	104,091	47,773

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Real Estate Index Portfolio Sub-Account		Vanguard VIF Small Company Growth Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$548,256	$554,195	$12,468	$61,024

Net realized gain (loss)	3,227,231	(471,138)	3,169,761	51,887

Net change in unrealized appreciation (depreciation) on investments	8,665,239	(1,288,140)	44,943	4,375,628

Net increase (decrease) in net assets from operations	12,440,726	(1,205,083)	3,227,172	4,488,539

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,888,555	908,069	440,089	670,482

Net contractowner transfers	5,429,887	1,336,428	(4,156,324)	(59,970)

Withdrawals and death benefits (b)	(5,894,554)	(643,375)	(1,519,475)	(583,287)

Net increase (decrease) in net assets resulting from contractowner transactions	4,423,888	1,601,122	(5,235,710)	27,225

Net increase (decrease) in net assets	16,864,614	396,039	(2,008,538)	4,515,764

NET ASSETS

Beginning of period	28,403,572	28,007,533	24,568,049	20,052,285

End of period	$45,268,186	$28,403,572	$22,559,511	$24,568,049

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	847,177	792,578	474,877	476,339

Units purchased	129,764	28,834	7,627	17,350

Units sold/transferred	(12,089)	25,765	(99,530)	(18,812)

End of period	964,852	847,177	382,974	474,877

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account		Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$4,349,109	$4,320,247	$49,035	$(3,905)

Net realized gain (loss)	4,486,046	4,584,991	426,567	145,054

Net change in unrealized appreciation (depreciation) on investments	(13,728,438)	5,377,013	(126,152)	439,574

Net increase (decrease) in net assets from operations	(4,893,283)	14,282,251	349,450	580,723

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	33,863,230	33,175,392	6,416,406	394,809

Net contractowner transfers	37,516,807	17,052,920	12,703,539	2,424,137

Withdrawals and death benefits (b)	(12,074,849)	(9,856,561)	(216,604)	(104,330)

Net increase (decrease) in net assets resulting from contractowner transactions	59,305,188	40,371,751	18,903,341	2,714,616

Net increase (decrease) in net assets	54,411,905	54,654,002	19,252,791	3,295,339

NET ASSETS

Beginning of period	242,374,539	187,720,537	3,295,339	—

End of period	$296,786,444	$242,374,539	$22,548,130	$3,295,339

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,980,037	6,630,258	95,004	—

Units purchased	1,148,926	1,129,121	170,774	13,278

Units sold/transferred	844,061	220,658	334,914	81,726

End of period	9,973,024	7,980,037	600,692	95,004

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-55

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Total Stock Market Index Portfolio Sub-Account		VY Clarion Global Real Estate Portfolio- Class I Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$51,104	$(4,802)	$233,892	$399,364

Net realized gain (loss)	1,274,520	177,620	106,620	144,802

Net change in unrealized appreciation (depreciation) on investments	1,459,026	473,718	2,322,653	(995,093)

Net increase (decrease) in net assets from operations	2,784,650	646,536	2,663,165	(450,927)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	7,564,285	408,844	120,102	101,440

Net contractowner transfers	8,279,837	3,271,040	(373,539)	138,478

Withdrawals and death benefits (b)	(123,526)	(9,286)	(386,680)	(196,123)

Net increase (decrease) in net assets resulting from contractowner transactions	15,720,596	3,670,598	(640,117)	43,795

Net increase (decrease) in net assets	18,505,246	4,317,134	2,023,048	(407,132)

NET ASSETS

Beginning of period	4,317,134	—	8,023,939	8,431,071

End of period	$22,822,380	$4,317,134	$10,046,987	$8,023,939

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	124,577	—	177,098	176,576

Units purchased	192,202	13,169	2,256	2,684

Units sold/transferred	208,982	111,408	(14,644)	(2,162)

End of period	525,761	124,577	164,710	177,098

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Wanger International Sub-Account		Wanger Select Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$37,202	$209,514	$(6,884)	$10,101

Net realized gain (loss)	1,085,444	(247,514)	516,194	64,356

Net change in unrealized appreciation (depreciation) on investments	1,482,863	1,926,325	(361,385)	408,955

Net increase (decrease) in net assets from operations	2,605,509	1,888,325	147,925	483,412

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	223,226	139,142	14,572	20,140

Net contractowner transfers	(998,372)	(211,750)	(168,693)	(27,194)

Withdrawals and death benefits (b)	(975,320)	(337,450)	(128,230)	(54,887)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,750,466)	(410,058)	(282,351)	(61,941)

Net increase (decrease) in net assets	855,043	1,478,267	(134,426)	421,471

NET ASSETS

Beginning of period	14,877,857	13,399,590	2,529,402	2,107,931

End of period	$15,732,900	$14,877,857	$2,394,976	$2,529,402

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	177,891	183,057	31,332	33,075

Units purchased	2,391	2,070	168	333

Units sold/transferred	(22,258)	(7,236)	(3,763)	(2,076)

End of period	158,024	177,891	27,737	31,332

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-57

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended	concluded

	Wanger USA Sub-Account		Western Asset Variable Global High Yield Bond Portfolio-Class I Sub-Account
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020

FROM OPERATIONS

Net investment income (loss)	$17,722	$(6,623)	$649,002	$517,875

Net realized gain (loss)	578,697	197,038	151,866	(173,575)

Net change in unrealized appreciation (depreciation) on investments	(336,045)	371,919	(643,437)	561,714

Net increase (decrease) in net assets from operations	260,374	562,334	157,431	906,014

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,137,584	200,712	320,776	419,418

Net contractowner transfers	(1,114,774)	161,456	794,787	(544,881)

Withdrawals and death benefits (b)	(70,187)	(15,438)	(456,587)	(406,786)

Net increase (decrease) in net assets resulting from contractowner transactions	(47,377)	346,730	658,976	(532,249)

Net increase (decrease) in net assets	212,997	909,064	816,407	373,765

NET ASSETS

Beginning of period	3,510,123	2,601,059	14,827,693	14,453,928

End of period	$3,723,120	$3,510,123	$15,644,100	$14,827,693

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	26,841	24,703	723,860	756,374

Units purchased	8,274	1,829	15,647	22,082

Units sold/transferred	(8,625)	309	15,563	(54,596)

End of period	26,490	26,841	755,070	723,860

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 76 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance and Sub-Account expenses.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks for contracts issued prior to 2015 and 2012 Individual Annuity Reserving for contracts issued after 2014. The 2012 IAR Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

Effective August 31, 2021, the following funds names changed. The Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II changed to PSF PGIM Jennison Focused Blend Portfolio—Class II, Prudential Series Fund—Natural Resources Portfolio—Class II changed to PSF Natural Resources Portfolio—Class II and Prudential Series Fund—Value Portfolio—Class II changed to PSF PGIM Jennison Value Portfolio—Class II.

Effective April 30, 2021, the Delaware VIP Diversified Income Series-Standard Class merged operations with LVIP Delaware Diversified Income Fund-Standard Class: this fund is closed to new investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2021, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	0.30%	0.20%	0.20%

Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	1.00%	1.00%

Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee

If accumulation value is less than $100,000	0.40%	0.40%

If accumulation value is between $100,000-$500,000	0.25%	0.25%

If accumulation value is greater than $500,000	0.15%	0.15%

After the first 10 contract years	0.00%	0.00%

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

There are other daily, monthly, and annual fees and expenses that a contrac towner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25

Optional guaranteed minimum death benefit charge	0.10%	None	None

Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%

Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2021 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$16,260,251	$13,810,637

TIAA-CREF Life Core Bond	54,670,545	38,663,056

TIAA-CREF Life Growth Equity	46,683,300	33,383,066

TIAA-CREF Life Growth & Income	27,953,288	32,209,671

TIAA-CREF Life International Equity	27,172,631	19,264,201

TIAA-CREF Life Large-Cap Value	19,684,909	19,048,167

TIAA-CREF Life Money Market	99,574,530	112,224,265

TIAA-CREF Life Real Estate Securities	15,546,051	17,642,549

TIAA-CREF Life Small-Cap Equity	14,058,884	14,070,255

TIAA-CREF Life Social Choice Equity	17,395,241	15,383,316

TIAA-CREF Life Stock Index	83,696,547	99,557,652

Calamos Growth and Income Portfolio	900,158	656,625

ClearBridge Variable Aggressive Growth Portfolio-Class I	16,010,611	8,949,836

ClearBridge Variable Small Cap Growth Portfolio-Class I	6,575,452	4,796,884

Credit Suisse Trust-Commodity Return Strategy Portfolio	2,052,591	1,787,593

Delaware VIP Diversified Income Series-Standard Class	10,003,399	72,983,045

Delaware VIP International Series - Standard Class	9,674,037	9,518,917

Delaware VIP Small Cap Value Series-Standard Class	8,012,388	12,065,887

DFA VA Equity Allocation Portfolio	4,568,745	25,977,126

DFA VA Global Bond Portfolio	11,130,568	12,283,066

DFA VA Global Moderate Allocation Portfolio	20,041,934	18,328,830

DFA VA International Small Portfolio	12,824,353	11,316,112

DFA VA International Value Portfolio	18,153,441	21,338,910

DFA VA Short-Term Fixed Portfolio	22,748,524	19,244,688

DFA VA US Large Value Portfolio	18,095,132	17,319,106

DFA VA US Targeted Value Portfolio	19,228,266	12,987,895

Franklin Income VIP Fund-Class 1	2,405,480	1,953,193

Franklin Mutual Shares VIP Fund-Class 1	670,201	530,783

Franklin Small-Mid Cap Growth VIP Fund-Class 1	7,292,355	8,933,743

Janus Henderson Forty Portfolio-Institutional Shares	10,920,726	11,514,082

Janus Henderson Overseas Portfolio-Institutional Shares	239,429	505,576

Janus Henderson Mid Cap Value Portfolio-Institutional Shares	3,185,053	3,725,667

John Hancock Emerging Markets Value Trust	7,947,802	10,056,854

LVIP Delaware Diversified Income Fund-Standard Class	84,607,208	12,398,365

Matson Money Fixed Income VI Portfolio	12,706,062	8,314,395

Matson Money International Equity VI Portfolio	8,191,753	7,170,047

Matson Money U.S. Equity VI Portfolio	11,836,677	12,431,906

MFS Global Equity Series-Initial Class	1,692,339	1,558,935

MFS Growth Series-Initial Class	306,759	341,436

MFS Massachusetts Investors Growth Stock Portfolio	5,095,008	4,937,746

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Sub-Accounts	Purchases	Sales

MFS Utilities Series-Initial Class	$1,350,217	$900,417

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio-I Class	9,586,046	16,181,933

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio-I Class	592,379	752,660

PIMCO VIT All Asset Portfolio-Institutional Class	2,351,974	3,083,268

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class	1,935,640	777,560

PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class	12,115,171	5,464,714

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)-Institutional Class	2,391,704	1,308,788

PIMCO VIT Real Return Portfolio-Institutional Class	40,329,050	28,689,631

PVC Equity Income Account-Class 1	20,499,353	25,381,289

PVC MidCap Account-Class 1	3,849,295	4,048,254

PSF PGIM Jennison Focused Blend Portfolio-Class II	2,570,510	4,349,929

PSF Natural Resources Portfolio-Class II	852,916	1,137,976

PSF PGIM Jennison Value Portfolio-Class II	565,441	1,265,680

Royce Capital Fund Micro-Cap Portfolio-Investment Class	3,450,465	2,817,169

Royce Capital Fund Small-Cap Portfolio-Investment Class	4,152,815	3,832,289

T. Rowe Price® Health Sciences Portfolio I	3,242,065	3,160,441

T. Rowe Price® Limited-Term Bond Portfolio	16,778,323	10,382,354

Templeton Developing Markets VIP Fund-Class 1	10,588,852	6,120,721

Vanguard VIF Balanced Portfolio	4,273,410	543,460

Vanguard VIF Capital Growth Portfolio	6,058,257	2,587,835

Vanguard VIF Conservative Allocation Portfolio	4,888,741	2,449,683

Vanguard VIF Equity Index	30,944,660	17,476,736

Vanguard VIF Global Bond Index Portfolio	2,436,099	1,732,502

Vanguard VIF High Yield Bond Portfolio	20,733,307	12,957,943

Vanguard VIF International Portfolio	10,499,382	7,256,269

Vanguard VIF Mid-Cap Index Portfolio	29,572,586	22,386,676

Vanguard VIF Moderate Allocation Portfolio	2,827,181	911,241

Vanguard VIF Real Estate Index Portfolio	19,587,630	13,730,178

Vanguard VIF Small Company Growth Portfolio	7,960,122	12,026,352

Vanguard VIF Total Bond Market Index Portfolio	104,918,676	39,151,908

Vanguard VIF Total International Stock Market Index Portfolio	21,474,182	2,479,673

Vanguard VIF Total Stock Market Index Portfolio	24,898,890	8,721,288

VY Clarion Global Real Estate Portfolio-Class I	2,763,753	3,169,978

Wanger International	4,754,876	6,232,195

Wanger Select	1,426,482	1,435,286

Wanger USA	2,513,426	2,445,016

Western Asset Variable Global High Yield Bond Portfolio-Class I	4,025,361	2,717,382

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

Note 5—condensed financial information

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2021	1,716	$39.64 to $41.02	$43.25 to $44.99	$75,690	1.79%	0.10% to 0.60%	9.13% to 9.67%
2020	1,725	$34.93 to $35.97	$39.64 to $41.02	$69,519	2.04%	0.10% to 0.60%	13.48% to 14.05%
2019	1,848	$29.57 to $30.30	$34.93 to $35.97	$65,422	2.13%	0.10% to 0.60%	5.60% to 18.69%
2018	1,804	$31.47 to $31.90	$29.57 to $30.30	$53,909	0.02%	0.10% to 0.60%	(6.56)% to (5.70)%
2017	1,790	$27.82 to $28.10	$31.47 to $31.90	$56,804	0.00%	0.25% to 0.60%	13.14% to 13.54%

TIAA-CREF Life Core Bond Sub-Account
2021	3,803	$46.75 to $49.90	$46.01 to $49.36	$181,621	2.36%	0.10% to 0.60%	(1.58)% to (1.08)%
2020	3,616	$43.60 to $46.31	$46.75 to $49.90	$174,475	2.89%	0.10% to 0.60%	7.21% to 7.75%
2019	3,623	$40.07 to $42.35	$43.60 to $46.31	$162,200	2.93%	0.10% to 0.60%	8.82% to 9.37%
2018	3,791	$40.63 to $42.09	$40.07 to $42.35	$155,292	2.59%	0.10% to 0.60%	(1.38)% to 1.08%
2017	3,968	$39.10 to $40.36	$40.63 to $42.09	$164,269	0.02%	0.25% to 0.60%	3.92% to 4.28%

TIAA-CREF Life Growth Equity Sub-Account
2021	1,448	$78.49 to $83.82	$90.63 to $97.27	$146,562	0.28%	0.10% to 0.60%	15.47% to 16.05%
2020	1,594	$54.85 to $58.28	$78.49 to $83.82	$139,006	0.33%	0.10% to 0.60%	43.10% to 43.82%
2019	1,605	$42.21 to $44.63	$54.85 to $58.28	$96,280	0.41%	0.10% to 0.60%	29.95% to 30.60%
2018	1,830	$42.55 to $44.09	$42.21 to $44.63	$82,867	0.34%	0.10% to 0.60%	(6.95)% to (0.46)%
2017	1,825	$31.82 to $32.86	$42.55 to $44.09	$82,458	0.00%	0.25% to 0.60%	33.74% to 34.20%

TIAA-CREF Life Growth & Income Sub-Account
2021	1,306	$98.10 to $104.73	$122.06 to $130.96	$186,576	0.90%	0.10% to 0.60%	24.42% to 25.05%
2020	1,392	$81.94 to $87.04	$98.10 to $104.73	$156,822	1.28%	0.10% to 0.60%	19.72% to 20.32%
2019	1,531	$63.36 to $66.97	$81.94 to $87.04	$142,666	1.02%	0.10% to 0.60%	29.32% to 29.97%
2018	1,617	$68.72 to $71.19	$63.36 to $66.97	$115,416	0.89%	0.10% to 0.60%	(8.49)% to (6.02)%
2017	1,719	$55.80 to $57.60	$68.72 to $71.19	$130,438	0.00%	0.25% to 0.60%	23.17% to 23.60%

TIAA-CREF Life International Equity Sub-Account
2021	2,517	$38.41 to $41.00	$42.32 to $45.41	$114,705	1.18%	0.10% to 0.60%	10.18% to 10.73%
2020	2,355	$33.50 to $35.59	$38.41 to $41.00	$97,294	1.64%	0.10% to 0.60%	14.65% to 15.23%
2019	2,399	$27.39 to $28.94	$33.50 to $35.59	$85,477	2.10%	0.10% to 0.60%	22.34% to 22.95%
2018	2,392	$36.05 to $37.34	$27.39 to $28.94	$69,147	1.03%	0.10% to 0.60%	(24.65)% to (23.77)%
2017	2,501	$27.27 to $28.15	$36.05 to $37.34	$94,539	1.17%	0.25% to 0.60%	32.19% to 32.65%

TIAA-CREF Life Large-Cap Value Sub-Account
2021	540	$103.28 to $110.25	$130.23 to $139.72	$79,163	1.49%	0.10% to 0.60%	26.09% to 26.72%
2020	547	$99.90 to $106.11	$103.28 to $110.25	$62,754	2.00%	0.10% to 0.60%	3.38% to 3.90%
2019	601	$78.11 to $82.55	$99.90 to $106.11	$64,670	1.77%	0.10% to 0.60%	27.89% to 28.53%
2018	651	$91.51 to $94.79	$78.11 to $82.55	$54,419	1.39%	0.10% to 0.60%	(14.65)% to (12.52)%
2017	689	$81.95 to $84.59	$91.51 to $94.79	$67,071	0.00%	0.25% to 0.60%	11.67% to 12.06%

TIAA-CREF Life Money Market Sub-Account
2021	6,947	$11.43 to $12.21	$11.36 to $12.20	$82,011	0.00%	0.10% to 0.60%	(0.60)% to (0.10)%
2020	8,007	$11.45 to $12.17	$11.43 to $12.21	$94,661	0.36%	0.10% to 0.60%	(0.19)% to 0.31%
2019	7,231	$11.29 to $11.94	$11.45 to $12.17	$85,267	2.06%	0.10% to 0.60%	1.48% to 1.99%
2018	7,021	$11.16 to $11.57	$11.29 to $11.94	$81,218	1.71%	0.10% to 0.60%	1.07% to 1.46%
2017	5,648	$11.15 to $11.52	$11.16 to $11.57	$64,243	0.75%	0.25% to 0.60%	0.14% to 0.49%

TIAA-CREF Life Real Estate Securities Sub-Account
2021	483	$131.58 to $140.46	$182.49 to $195.79	$98,462	1.64%	0.10% to 0.60%	38.69% to 39.39%
2020	510	$130.71 to $138.84	$131.58 to $140.46	$73,531	2.30%	0.10% to 0.60%	0.66% to 1.17%
2019	556	$100.12 to $105.82	$130.71 to $138.84	$78,902	1.94%	0.10% to 0.60%	30.55% to 31.20%
2018	587	$105.18 to $108.95	$100.12 to $105.82	$62,735	1.98%	0.10% to 0.60%	(4.80)% to 2.42%
2017	653	$94.20 to $97.24	$105.18 to $108.95	$72,619	0.00%	0.25% to 0.60%	11.65% to 12.04%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Small-Cap Equity Sub-Account
2021	347	$140.01 to $149.46	$173.62 to $186.27	$67,160	0.51%	0.10% to 0.60%	24.01% to 24.63%
2020	350	$124.87 to $132.63	$140.01 to $149.46	$54,249	0.85%	0.10% to 0.60%	12.13% to 12.69%
2019	355	$101.53 to $107.31	$124.87 to $132.63	$48,298	0.56%	0.10% to 0.60%	22.98% to 23.60%
2018	388	$116.14 to $120.30	$101.53 to $107.31	$42,482	0.60%	0.10% to 0.60%	(13.54)% to (10.41)%
2017	427	$101.68 to $104.96	$116.14 to $120.30	$53,059	0.00%	0.25% to 0.60%	14.21% to 14.61%

TIAA-CREF Life Social Choice Equity Sub-Account
2021	748	$93.27 to $99.57	$117.15 to $125.68	$97,583	1.17%	0.10% to 0.60%	25.60% to 26.23%
2020	760	$77.89 to $82.74	$93.27 to $99.57	$78,413	1.57%	0.10% to 0.60%	19.75% to 20.35%
2019	815	$59.64 to $63.04	$77.89 to $82.74	$68,159	1.56%	0.10% to 0.60%	30.60% to 31.25%
2018	835	$63.53 to $65.80	$59.64 to $63.04	$53,603	1.64%	0.10% to 0.60%	(6.11)% to (3.87)%
2017	868	$52.84 to $54.54	$63.53 to $65.80	$58,670	0.01%	0.25% to 0.60%	20.24% to 20.66%

TIAA-CREF Life Stock Index Sub-Account
2021	4,137	$116.46 to $124.34	$145.43 to $156.05	$675,674	1.35%	0.10% to 0.60%	24.88% to 25.50%
2020	4,294	$97.01 to $103.06	$116.46 to $124.34	$559,790	1.69%	0.10% to 0.60%	20.04% to 20.64%
2019	4,583	$74.61 to $78.87	$97.01 to $103.06	$491,861	1.67%	0.10% to 0.60%	30.03% to 30.68%
2018	4,565	$79.24 to $82.09	$74.61 to $78.87	$371,932	1.62%	0.10% to 0.60%	(5.88)% to (5.37)%
2017	4,509	$65.87 to $68.01	$79.24 to $82.09	$389,529	0.00%	0.25% to 0.60%	20.29% to 20.71%

Calamos Growth and Income Portfolio Sub-Account
2021	110	$36.95 to $39.44	$44.59 to $47.84	$5,212	0.37%	0.10% to 0.59%	20.67% to 21.28%
2020	113	$30.36 to $32.25	$36.95 to $39.44	$4,420	0.48%	0.10% to 0.60%	21.70% to 22.31%
2019	127	$24.33 to $25.71	$30.36 to $32.25	$3,996	1.64%	0.10% to 0.60%	24.81% to 25.44%
2018	142	$25.60 to $26.51	$24.33 to $25.71	$3,556	1.24%	0.10% to 0.60%	(9.14)% to (4.63)%
2017	157	$22.29 to $23.01	$25.60 to $26.51	$4,098	0.85%	0.25% to 0.60%	14.82% to 15.22%

ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account
2021	610	$51.49 to $54.97	$56.45 to $60.57	$35,628	0.16%	0.10% to 0.60%	9.64% to 10.19%
2020	657	$43.89 to $46.62	$51.49 to $54.97	$34,895	0.83%	0.10% to 0.60%	17.31% to 17.90%
2019	712	$35.30 to $37.31	$43.89 to $46.62	$32,114	0.98%	0.10% to 0.60%	24.32% to 24.95%
2018	723	$38.75 to $40.14	$35.30 to $37.31	$26,114	0.62%	0.10% to 0.60%	(15.40)% to (8.57)%
2017	703	$33.52 to $34.60	$38.75 to $40.14	$27,798	0.54%	0.25% to 0.60%	15.60% to 16.00%

ClearBridge Variable Small Cap Growth Portfolio-Class I Sub-Account
2021	95	$68.69 to $73.33	$76.89 to $82.50	$7,604	0.00%	0.10% to 0.60%	11.94% to 12.50%
2020	85	$48.24 to $51.24	$68.69 to $73.33	$6,049	0.00%	0.10% to 0.60%	42.41% to 43.12%
2019	87	$38.25 to $40.43	$48.24 to $51.24	$4,333	0.00%	0.10% to 0.60%	26.11% to 26.75%
2018	131	$37.20 to $38.54	$38.25 to $40.43	$5,142	0.00%	0.10% to 0.60%	(16.84)% to 3.18%
2017	83	$30.12 to $31.09	$37.20 to $38.54	$3,153	0.00%	0.25% to 0.60%	23.52% to 23.96%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2021	27	$15.92 to $16.50	$20.24 to $21.09	$561	5.83%	0.10% to 0.60%	(4.92)% to 27.77%
2020	13	$16.26 to $16.77	$15.92 to $16.50	$211	3.76%	0.10% to 0.60%	(2.07)% to (1.58)%
2019	10	$15.33 to $15.61	$16.26 to $16.77	$165	0.88%	0.10% to 0.59%	1.61% to 6.42%
2018	8	$17.46 to $17.72	$15.33 to $15.61	$124	2.67%	0.24% to 0.59%	(12.19)% to (11.12)%
2017	13	$17.30 to $17.49	$17.46 to $17.72	$224	9.44%	0.25% to 0.60%	0.91% to 1.26%

Delaware VIP International Series—Standard Class Sub-Account
2021	2,554	$17.35 to $18.28	$18.52 to $19.86	$49,043	0.96%	0.10% to 0.60%	6.23% to 6.76%
2020(x)	2,616	$17.35 to $18.28	$17.43 to $18.61	$47,083	0.00%	0.12% to 0.71%	1.19% to 1.21%

Delaware VIP Small Cap Value Series-Standard Class Sub-Account
2021	368	$74.37 to $79.39	$99.37 to $106.61	$37,969	0.85%	0.10% to 0.60%	33.61% to 34.28%
2020	414	$76.27 to $81.02	$74.37 to $79.39	$31,826	1.34%	0.10% to 0.60%	(2.49)% to (2.00)%
2019	381	$59.88 to $63.29	$76.27 to $81.02	$29,919	1.04%	0.10% to 0.60%	27.37% to 28.01%
2018	382	$72.34 to $74.93	$59.88 to $63.29	$23,516	0.84%	0.10% to 0.60%	(17.22)% to (13.63)%
2017	390	$64.94 to $67.04	$72.34 to $74.93	$28,809	0.83%	0.25% to 0.60%	11.38% to 11.77%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

DFA VA Equity Allocation Portfolio Sub-Account
2021		315	$34.26 to $34.86	$42.35 to $43.31	$13,516	1.34%	0.10% to 0.60%	8.04% to 24.25%
2020		875	$30.73 to $31.11	$34.26 to $34.86	$30,275	1.75%	0.10% to 0.60%	11.49% to 12.05%
2019		941	$24.55 to $24.73	$30.73 to $31.11	$29,124	1.93%	0.10% to 0.60%	25.16% to 25.78%
2018		862	$27.83 to $27.86	$24.55 to $24.73	$21,249	1.91%	0.10% to 0.60%	(12.41)% to (11.09)%
2017	(v)	668	$25.00	$27.83 to $27.86	$18,616	3.18%	0.25% to 0.49%	11.30% to 11.43%

DFA VA Global Bond Portfolio Sub-Account
2021		2,102	$28.39 to $29.65	$27.93 to $29.31	$60,366	0.72%	0.10% to 0.60%	(1.63)% to (1.14)%
2020		2,151	$28.15 to $29.25	$28.39 to $29.65	$62,594	0.03%	0.10% to 0.60%	0.85% to 1.36%
2019		2,031	$27.18 to $28.10	$28.15 to $29.25	$58,438	2.72%	0.10% to 0.60%	0.05% to 4.08%
2018		1,742	$26.88 to $27.41	$27.18 to $28.10	$48,220	5.17%	0.10% to 0.60%	1.14% to 1.88%
2017		1,342	$26.48 to $26.91	$26.88 to $27.41	$36,643	1.93%	0.25% to 0.60%	1.50% to 1.86%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2021		1,034	$38.00 to $39.38	$43.14 to $44.93	$45,573	1.50%	0.10% to 0.60%	13.52% to 14.09%
2020		1,040	$34.35 to $35.42	$38.00 to $39.38	$40,254	1.14%	0.10% to 0.60%	10.62% to 27.85%
2019		1,049	$29.25 to $30.02	$34.35 to $35.42	$36,602	2.37%	0.10% to 0.60%	17.42% to 18.01%
2018		1,025	$31.61 to $32.07	$29.25 to $30.02	$30,373	2.28%	0.10% to 0.60%	(8.44)% to (7.08)%
2017		835	$27.76 to $28.07	$31.61 to $32.07	$26,670	1.24%	0.25% to 0.60%	13.88% to 14.27%

DFA VA International Small Portfolio Sub-Account
2021		972	$47.46 to $49.56	$54.04 to $56.72	$53,870	2.56%	0.10% to 0.60%	13.88% to 14.45%
2020		1,036	$43.63 to $45.34	$47.46 to $49.56	$50,232	2.19%	0.10% to 0.60%	8.76% to 9.30%
2019		1,048	$35.43 to $36.63	$43.63 to $45.34	$46,598	2.82%	0.10% to 0.60%	23.16% to 23.77%
2018		1,010	$44.43 to $45.32	$35.43 to $36.63	$36,357	1.74%	0.10% to 0.60%	(20.40)% to (19.97)%
2017		856	$34.39 to $34.96	$44.43 to $45.32	$38,536	2.98%	0.25% to 0.60%	29.17% to 29.62%

DFA VA International Value Portfolio Sub-Account
2021		2,398	$35.11 to $36.66	$41.22 to $43.26	$101,463	3.98%	0.10% to 0.60%	17.41% to 18.00%
2020		2,572	$35.95 to $37.36	$35.11 to $36.66	$92,346	2.60%	0.10% to 0.60%	(2.35)% to (1.86)%
2019		2,230	$31.22 to $32.28	$35.95 to $37.36	$81,784	4.14%	0.10% to 0.60%	15.17% to 15.74%
2018		1,587	$37.88 to $38.64	$31.22 to $32.28	$50,351	3.08%	0.10% to 0.60%	(17.81)% to (17.29)%
2017		1,138	$30.29 to $30.79	$37.88 to $38.64	$43,737	3.45%	0.25% to 0.60%	25.06% to 25.49%

DFA VA Short-Term Fixed Portfolio Sub-Account
2021		3,235	$25.58 to $26.72	$25.38 to $26.64	$84,242	0.01%	0.10% to 0.60%	(0.79)% to (0.29)%
2020		3,092	$25.59 to $26.59	$25.58 to $26.72	$80,902	0.64%	0.10% to 0.60%	0.00% to 0.50%
2019		2,756	$25.11 to $25.96	$25.59 to $26.59	$71,891	2.31%	0.10% to 0.60%	1.90% to 2.41%
2018		2,701	$24.82 to $25.32	$25.11 to $25.96	$68,908	1.68%	0.10% to 0.60%	1.17% to 1.52%
2017		2,254	$24.76 to $25.17	$24.82 to $25.32	$56,713	1.27%	0.25% to 0.60%	0.23% to 0.58%

DFA VA US Large Value Portfolio Sub-Account
2021		962	$59.24 to $61.86	$74.81 to $78.51	$73,868	1.76%	0.10% to 0.60%	26.28% to 26.91%
2020		970	$60.43 to $62.79	$59.24 to $61.86	$58,724	2.34%	0.10% to 0.60%	(1.97)% to (1.47)%
2019		929	$48.33 to $49.97	$60.43 to $62.79	$57,261	2.17%	0.10% to 0.60%	25.03% to 25.66%
2018		942	$55.33 to $56.43	$48.33 to $49.97	$46,258	2.35%	0.10% to 0.60%	(13.48)% to (10.85)%
2017		775	$46.74 to $47.51	$55.33 to $56.43	$43,475	2.38%	0.25% to 0.60%	18.37% to 18.78%

DFA VA US Targeted Value Portfolio Sub-Account
2021		659	$54.97 to $57.41	$76.33 to $80.10	$51,711	1.49%	0.10% to 0.60%	38.85% to 39.54%
2020		634	$53.18 to $55.26	$54.97 to $57.41	$35,672	1.86%	0.10% to 0.60%	3.36% to 3.88%
2019		595	$43.66 to $45.14	$53.18 to $55.26	$32,307	1.57%	0.10% to 0.60%	21.83% to 22.44%
2018		527	$52.20 to $53.25	$43.66 to $45.14	$23,397	1.07%	0.10% to 0.60%	(22.68)% to (15.20)%
2017		416	$47.85 to $48.63	$52.20 to $53.25	$22,040	1.28%	0.25% to 0.60%	9.11% to 9.49%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Franklin Income VIP Fund-Class 1 Sub-Account
2021		272	$32.37 to $34.56	$37.65 to $40.39	$10,752	4.67%	0.10% to 0.60%	16.31% to 16.89%
2020		272	$32.25 to $34.26	$32.37 to $34.56	$9,198	5.83%	0.10% to 0.60%	0.37% to 0.87%
2019		302	$27.87 to $29.46	$32.25 to $34.26	$10,059	5.41%	0.10% to 0.60%	15.72% to 16.30%
2018		310	$29.24 to $30.28	$27.87 to $29.46	$8,883	4.82%	0.10% to 0.60%	(4.67)% to (3.11)%
2017		334	$26.75 to $27.61	$29.24 to $30.28	$9,986	4.28%	0.25% to 0.60%	9.29% to 9.67%

Franklin Mutual Shares VIP Fund-Class 1 Sub-Account
2021		58	$33.80 to $36.08	$40.15 to $43.08	$2,464	3.21%	0.10% to 0.60%	18.81% to 19.40%
2020		57	$35.73 to $37.95	$33.80 to $36.08	$2,005	2.79%	0.10% to 0.60%	(5.42)% to (4.94)%
2019		59	$29.24 to $30.91	$35.73 to $37.95	$2,177	2.09%	0.10% to 0.60%	22.19% to 22.80%
2018		61	$32.28 to $33.44	$29.24 to $30.91	$1,843	2.41%	0.10% to 0.60%	(9.40)% to (9.02)%
2017		69	$29.89 to $30.85	$32.28 to $33.44	$2,291	2.40%	0.25% to 0.60%	7.99% to 8.36%

Franklin Small-Mid Cap Growth VIP Fund-Class 1 Sub-Account
2021		153	$87.61 to $93.52	$96.01 to $103.01	$15,280	0.00%	0.10% to 0.60%	9.59% to 10.14%
2020		186	$56.67 to $60.19	$87.61 to $93.52	$16,919	0.00%	0.10% to 0.60%	54.59% to 55.37%
2019		170	$43.25 to $45.72	$56.67 to $60.19	$9,924	0.00%	0.10% to 0.60%	31.01% to 31.67%
2018		138	$45.88 to $47.52	$43.25 to $45.72	$6,145	0.00%	0.10% to 0.60%	(9.40)% to (5.39)%
2017		141	$37.91 to $39.13	$45.88 to $47.52	$6,625	0.00%	0.25% to 0.60%	21.02% to 21.44%

Janus Henderson Forty Portfolio-Institutional Shares Sub-Account
2021		88	$160.30 to $171.12	$195.83 to $210.09	$18,168	0.00%	0.10% to 0.60%	22.16% to 22.77%
2020		102	$115.68 to $122.88	$160.30 to $171.12	$17,101	0.27%	0.10% to 0.60%	38.57% to 39.26%
2019		106	$84.85 to $89.68	$115.68 to $122.88	$12,707	0.15%	0.10% to 0.60%	36.34% to 37.02%
2018		93	$83.70 to $86.70	$84.85 to $89.68	$8,104	0.00%	0.10% to 0.60%	(6.92)% to 1.73%
2017		120	$64.62 to $66.70	$83.70 to $86.70	$10,337	0.00%	0.25% to 0.60%	29.54% to 29.99%

Janus Henderson Overseas Portfolio-Institutional Shares Sub-Account
2021		22	$71.39 to $76.21	$80.60 to $86.48	$1,907	1.12%	0.10% to 0.50%	13.01% to 13.47%
2020		26	$61.75 to $65.60	$71.39 to $76.21	$1,942	1.37%	0.10% to 0.59%	15.60% to 16.18%
2019		26	$48.91 to $51.70	$61.75 to $65.60	$1,689	1.90%	0.10% to 0.60%	26.26% to 26.89%
2018		27	$57.85 to $59.93	$48.91 to $51.70	$1,362	1.65%	0.10% to 0.60%	(18.44)% to (15.16)%
2017		28	$44.39 to $45.82	$57.85 to $59.93	$1,666	1.67%	0.25% to 0.60%	30.34% to 30.79%

Janus Henderson Mid-Cap Value Portfolio-Institutional Shares Sub-Account
2021		200	$37.92 to $40.48	$45.13 to $48.42	$9,531	0.44%	0.10% to 0.60%	19.01% to 19.61%
2020		214	$38.50 to $40.90	$37.92 to $40.48	$8,484	1.22%	0.10% to 0.60%	(1.51)% to (1.02)%
2019		233	$29.72 to $31.41	$38.50 to $40.90	$9,264	1.18%	0.10% to 0.60%	29.57% to 30.22%
2018		238	$34.62 to $35.86	$29.72 to $31.41	$7,263	1.02%	0.10% to 0.60%	(14.15)% to (12.77)%
2017		281	$30.56 to $31.55	$34.62 to $35.86	$9,982	0.76%	0.25% to 0.60%	13.26% to 13.65%

John Hancock Emerging Markets Value Trust Sub-Account
2021		1,325	$30.91 to $31.86	$34.18 to $35.41	$46,070	2.41%	0.10% to 0.60%	10.58% to 11.14%
2020		1,415	$29.98 to $30.75	$30.91 to $31.86	$44,380	2.60%	0.10% to 0.60%	3.10% to 3.62%
2019		1,279	$27.20 to $27.76	$29.98 to $30.75	$38,804	3.48%	0.10% to 0.60%	10.23% to 10.78%
2018		997	$31.63 to $31.97	$27.20 to $27.76	$27,363	2.88%	0.10% to 0.60%	(15.69)% to (10.51)%
2017		756	$23.98 to $24.15	$31.63 to $31.97	$24,077	1.95%	0.25% to 0.60%	31.88% to 32.35%

LVIP Delaware Diversified Income Fund-Standard Class Sub-Account
2021	(af)	3,675	$18.57 to $19.85	$18.62 to $19.98	$71,417	2.76%	0.10% to 0.60%	0.30% to 0.63%

Matson Money Fixed Income VI Portfolio Sub-Account
2021		1,178	$26.44 to $27.17	$25.93 to $26.76	$31,137	0.31%	0.20% to 0.60%	(1.93)% to (1.54)%
2020		1,014	$25.76 to $26.30	$26.44 to $27.17	$27,235	0.66%	0.20% to 0.60%	0.50% to 2.97%
2019		1,095	$24.80 to $25.22	$25.76 to $26.30	$28,585	1.69%	0.25% to 0.60%	3.90% to 4.26%
2018		1,099	$24.80 to $25.14	$24.80 to $25.22	$27,526	2.22%	0.25% to 0.60%	(0.01)% to 0.34%
2017		1,054	$24.74 to $24.98	$24.80 to $25.14	$26,361	0.95%	0.25% to 0.60%	0.26% to 0.61%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Matson Money International Equity VI Portfolio Sub-Account
2021		641	$28.49 to $29.49	$32.38 to $33.68	$21,163	3.07%	0.10% to 0.60%	13.62% to 14.19%
2020		647	$27.95 to $28.78	$28.49 to $29.49	$18,732	1.57%	0.25% to 0.60%	1.95% to 2.46%
2019		671	$23.96 to $24.55	$27.95 to $28.78	$19,017	2.29%	0.10% to 0.60%	16.66% to 17.24%
2018		629	$29.87 to $30.28	$23.96 to $24.55	$15,237	1.62%	0.25% to 0.60%	(19.80)% to (15.66)%
2017		513	$23.63 to $23.87	$29.87 to $30.28	$15,452	2.07%	0.25% to 0.60%	26.42% to 26.87%

Matson Money U.S. Equity VI Portfolio Sub-Account
2021		596	$38.31 to $39.24	$49.99 to $51.99	$30,374	0.94%	0.10% to 0.60%	7.47% to 30.93%
2020		655	$36.50 to $37.25	$38.31 to $39.24	$25,508	1.06%	0.25% to 0.60%	1.95% to 2.46%
2019		694	$29.93 to $30.44	$36.50 to $37.25	$25,681	0.87%	0.25% to 0.60%	21.96% to 22.39%
2018		662	$34.33 to $34.80	$29.93 to $30.44	$20,010	0.88%	0.25% to 0.60%	(12.83)% to (12.52)%
2017		614	$30.47 to $30.78	$34.33 to $34.80	$21,247	1.13%	0.25% to 0.60%	12.65% to 13.04%

MFS Global Equity Series-Initial Class Sub-Account
2021		134	$38.58 to $41.19	$44.95 to $48.23	$6,310	0.62%	0.10% to 0.60%	16.51% to 17.09%
2020		140	$34.26 to $36.39	$38.58 to $41.19	$5,621	1.19%	0.10% to 0.60%	12.61% to 13.17%
2019		155	$26.40 to $27.90	$34.26 to $36.39	$5,506	1.11%	0.10% to 0.60%	29.79% to 30.44%
2018		139	$29.42 to $30.48	$26.40 to $27.90	$3,786	0.90%	0.10% to 0.60%	(10.29)% to (7.09)%
2017		182	$23.86 to $24.63	$29.42 to $30.48	$5,495	0.90%	0.25% to 0.60%	23.33% to 23.76%

MFS Growth Series-Initial Class Sub-Account
2021		8	$108.55 to $115.88	$133.30 to $143.01	$1,186	0.00%	0.10% to 0.60%	22.79% to 23.41%
2020		10	$82.82 to $87.97	$108.55 to $115.88	$1,128	0.00%	0.10% to 0.58%	31.07% to 31.73%
2019		10	$60.31 to $63.74	$82.82 to $87.97	$889	0.00%	0.10% to 0.59%	37.32% to 38.01%
2018		14	$59.10 to $61.22	$60.31 to $63.74	$892	0.08%	0.10% to 0.60%	(9.74)% to 2.41%
2017		15	$45.24 to $46.70	$59.10 to $61.22	$910	0.10%	0.25% to 0.60%	30.62% to 31.08%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2021		183	$43.53 to $46.47	$54.51 to $58.48	$10,389	0.23%	0.10% to 0.60%	25.22% to 25.85%
2020		204	$35.74 to $37.97	$43.53 to $46.47	$9,207	0.43%	0.10% to 0.60%	21.79% to 22.40%
2019		229	$25.69 to $27.15	$35.74 to $37.97	$8,442	0.68%	0.10% to 0.60%	39.12% to 39.81%
2018		152	$25.64 to $26.56	$25.69 to $27.15	$4,014	0.52%	0.10% to 0.60%	(9.18)% to 0.56%
2017		229	$20.09 to $20.73	$25.64 to $26.56	$6,016	0.65%	0.25% to 0.60%	27.66% to 28.10%

MFS Utilities Series-Initial Class Sub-Account
2021		47	$72.65 to $77.55	$82.39 to $88.39	$4,062	1.72%	0.10% to 0.60%	13.41% to 13.98%
2020		44	$69.01 to $73.30	$72.65 to $77.55	$3,304	2.34%	0.10% to 0.60%	5.27% to 5.80%
2019		49	$55.51 to $58.67	$69.01 to $73.30	$3,496	4.04%	0.10% to 0.60%	24.32% to 24.94%
2018		45	$55.26 to $57.24	$55.51 to $58.67	$2,556	1.02%	0.10% to 0.60%	(2.98)% to 0.81%
2017		51	$48.41 to $49.97	$55.26 to $57.24	$2,854	4.21%	0.25% to 0.60%	14.15% to 14.55%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Sub-Account
2021		1,228	$30.34 to $32.39	$40.05 to $42.97	$50,975	0.59%	0.10% to 0.60%	32.00% to 32.66%
2020		1,410	$31.34 to $33.29	$30.34 to $32.39	$44,093	1.28%	0.10% to 0.60%	(3.20)% to (2.72)%
2019		1,242	$27.01 to $28.55	$31.34 to $33.29	$39,999	0.73%	0.10% to 0.60%	16.05% to 16.63%
2018		1,182	$32.07 to $33.22	$27.01 to $28.55	$32,688	0.66%	0.10% to 0.60%	(19.53)% to (15.33)%
2017		1,194	$27.64 to $28.53	$32.07 to $33.22	$39,124	0.87%	0.25% to 0.60%	16.04% to 16.44%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio-I Class Sub-Account
2021		46	$45.45 to $48.52	$55.79 to $59.85	$2,680	0.38%	0.10% to 0.60%	22.74% to 23.35%
2020		50	$38.24 to $40.62	$45.45 to $48.52	$2,365	0.60%	0.10% to 0.60%	18.85% to 19.44%
2019	(w)	57	$33.59 to $36.74	$38.24 to $40.62	$2,248	0.59%	0.10% to 0.60%	10.14% to 10.51%

PIMCO VIT All Asset Portfolio-Institutional Class Sub-Account
2021		226	$20.96 to $22.38	$24.26 to $26.02	$5,757	10.93%	0.10% to 0.60%	15.72% to 16.30%
2020		282	$19.50 to $20.71	$20.96 to $22.38	$6,208	5.33%	0.10% to 0.60%	7.52% to 8.06%
2019		239	$17.52 to $18.52	$19.50 to $20.71	$4,819	3.09%	0.10% to 0.60%	11.25% to 11.80%
2018		239	$18.60 to $19.26	$17.52 to $18.52	$4,304	3.26%	0.10% to 0.60%	(5.77)% to (3.31)%
2017		232	$16.45 to $16.98	$18.60 to $19.26	$4,422	4.96%	0.25% to 0.60%	13.09% to 13.48%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PIMCO VIT Commodity Real Return Strategy Portfolio-Institutional Class Sub-Account
2021	141	$16.78 to $17.39	$22.26 to $23.19	$3,207	4.50%	0.10% to 0.60%	32.67% to 33.34%
2020	92	$16.63 to $17.15	$16.78 to $17.39	$1,579	6.13%	0.10% to 0.60%	0.89% to 1.40%
2019	93	$14.99 to $15.38	$16.63 to $17.15	$1,574	4.56%	0.10% to 0.60%	10.97% to 11.52%
2018	117	$17.54 to $17.80	$14.99 to $15.38	$1,782	2.09%	0.10% to 0.61%	(14.56)% to (8.48)%
2017	99	$17.23 to $17.43	$17.54 to $17.80	$1,754	11.29%	0.25% to 0.60%	1.79% to 2.14%

PIMCO VIT Emerging Markets Bond Portfolio-Institutional Class Sub-Account
2021	1,305	$34.38 to $35.63	$33.34 to $34.73	$44,396	4.63%	0.10% to 0.60%	(3.00)% to (2.51)%
2020	1,165	$32.36 to $33.37	$34.38 to $35.63	$40,719	4.73%	0.10% to 0.60%	6.23% to 6.76%
2019	1,184	$28.32 to $29.06	$32.36 to $33.37	$38,845	4.57%	0.10% to 0.60%	14.26% to 14.83%
2018	1,196	$29.86 to $30.30	$28.32 to $29.06	$34,255	4.29%	0.10% to 0.60%	(5.16)% to (3.09)%
2017	999	$27.30 to $27.60	$29.86 to $30.30	$30,107	5.21%	0.25% to 0.60%	9.40% to 9.78%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)-Institutional Class Sub-Account
2021	292	$20.49 to $21.87	$19.55 to $20.97	$6,029	5.16%	0.10% to 0.60%	(4.59)% to (4.11)%
2020	259	$18.69 to $19.85	$20.49 to $21.87	$5,552	2.58%	0.10% to 0.60%	9.62% to 10.17%
2019	250	$17.69 to $18.70	$18.69 to $19.85	$4,867	2.61%	0.10% to 0.60%	5.65% to 6.18%
2018	284	$18.55 to $19.21	$17.69 to $18.70	$5,192	6.53%	0.10% to 0.60%	(4.63)% to (2.39)%
2017	298	$17.15 to $17.70	$18.55 to $19.21	$5,673	2.19%	0.25% to 0.60%	8.14% to 8.52%

PIMCO VIT Real Return Portfolio-Institutional Class Sub-Account
2021	5,437	$20.26 to $21.63	$21.29 to $22.85	$120,386	5.14%	0.10% to 0.60%	5.11% to 5.64%
2020	5,162	$18.22 to $19.35	$20.26 to $21.63	$108,156	1.57%	0.10% to 0.60%	11.21% to 11.77%
2019	5,546	$16.88 to $17.84	$18.22 to $19.35	$103,984	1.81%	0.10% to 0.60%	7.95% to 8.49%
2018	5,926	$17.33 to $17.96	$16.88 to $17.84	$102,503	2.60%	0.10% to 0.60%	(2.65)% to (1.36)%
2017	5,337	$16.80 to $17.34	$17.33 to $17.96	$94,591	2.54%	0.25% to 0.60%	3.19% to 3.55%

PVC Equity Income Account-Class 1 Sub-Account
2021	1,784	$49.45 to $52.79	$60.20 to $64.58	$111,694	1.98%	0.10% to 0.60%	21.73% to 22.34%
2020	1,903	$46.74 to $49.65	$49.45 to $52.79	$97,393	2.02%	0.10% to 0.60%	5.80% to 6.33%
2019	1,927	$36.43 to $38.50	$46.74 to $49.65	$92,711	1.93%	0.10% to 0.60%	28.31% to 28.96%
2018	1,983	$38.58 to $39.96	$36.43 to $38.50	$74,025	1.96%	0.10% to 0.60%	(9.96)% to (4.35)%
2017	2,059	$32.06 to $33.09	$38.58 to $39.96	$81,197	2.30%	0.25% to 0.60%	20.35% to 20.77%

PVC MidCap Account-Class 1 Sub-Account
2021	105	$69.02 to $73.68	$86.12 to $92.39	$9,513	0.13%	0.10% to 0.60%	24.78% to 25.40%
2020	115	$58.68 to $62.32	$69.02 to $73.68	$8,282	0.72%	0.10% to 0.60%	17.63% to 18.22%
2019	124	$41.25 to $43.60	$58.68 to $62.32	$7,512	0.28%	0.10% to 0.60%	42.24% to 42.95%
2018	132	$44.41 to $46.00	$41.25 to $43.60	$5,606	0.26%	0.10% to 0.60%	(7.11)% to (5.09)%
2017	152	$35.59 to $36.74	$44.41 to $46.00	$6,907	0.55%	0.25% to 0.60%	24.77% to 25.20%

PSF PGIM Jennison Focused Blend Portfolio-Class II Sub-Account
2021	448	$52.75 to $56.32	$61.01 to $65.45	$28,553	0.00%	0.10% to 0.60%	15.65% to 16.23%
2020	477	$40.69 to $43.23	$52.75 to $56.32	$26,159	0.00%	0.10% to 0.60%	29.63% to 30.28%
2019	510	$31.88 to $33.70	$40.69 to $43.23	$21,420	0.00%	0.10% to 0.60%	27.63% to 28.27%
2018	537	$34.03 to $35.24	$31.88 to $33.70	$17,584	0.00%	0.10% to 0.60%	(12.98)% to (5.96)%
2017	580	$26.38 to $27.23	$34.03 to $35.24	$20,194	0.00%	0.25% to 0.60%	28.97% to 29.42%

PSF Natural Resources Portfolio-Class II Sub-Account
2021	41	$40.10 to $42.81	$49.84 to $53.48	$2,171	0.00%	0.10% to 0.60%	24.28% to 24.90%
2020	47	$36.08 to $38.33	$40.10 to $42.81	$1,993	0.00%	0.10% to 0.60%	11.15% to 11.71%
2019	42	$32.92 to $34.80	$36.08 to $38.33	$1,586	0.00%	0.10% to 0.60%	9.59% to 10.14%
2018	46	$40.60 to $42.06	$32.92 to $34.80	$1,550	0.00%	0.10% to 0.60%	(22.93)% to (18.62)%
2017	43	$41.06 to $42.39	$40.60 to $42.06	$1,798	0.00%	0.25% to 0.60%	(1.13)% to (0.78)%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PSF PGIM Jennison Value Portfolio-Class II Sub-Account
2021		143	$49.34 to $52.67	$62.42 to $66.97	$9,493	0.00%	0.10% to 0.60%	26.52% to 27.16%
2020		155	$48.12 to $51.11	$49.34 to $52.67	$8,058	0.00%	0.10% to 0.60%	2.53% to 3.05%
2019		155	$38.55 to $40.74	$48.12 to $51.11	$7,723	0.00%	0.10% to 0.60%	24.83% to 25.45%
2018		133	$43.20 to $44.75	$38.55 to $40.74	$5,270	0.00%	0.10% to 0.60%	(10.77)% to (7.42)%
2017		144	$37.31 to $38.51	$43.20 to $44.75	$6,362	0.00%	0.25% to 0.60%	15.81% to 16.22%

Royce Capital Fund Micro-Cap Portfolio-Investment Class Sub-Account
2021		41	$26.41 to $28.19	$34.12 to $36.61	$1,467	0.00%	0.10% to 0.60%	29.20% to 29.85%
2020		24	$21.46 to $22.80	$26.41 to $28.19	$662	0.00%	0.10% to 0.60%	7.83% to 23.67%
2019		23	$18.06 to $19.09	$21.46 to $22.80	$511	0.00%	0.10% to 0.59%	18.84% to 19.43%
2018		57	$19.98 to $20.69	$18.06 to $19.09	$1,053	0.00%	0.14% to 0.72%	(19.51)% to (9.27)%
2017		40	$19.11 to $19.72	$19.98 to $20.69	$823	0.26%	0.25% to 0.60%	4.56% to 4.92%

Royce Capital Fund Small-Cap Portfolio-Investment Class Sub-Account
2021		352	$19.69 to $21.02	$25.21 to $27.05	$9,375	1.43%	0.10% to 0.60%	28.05% to 28.69%
2020		346	$21.33 to $22.66	$19.69 to $21.02	$7,122	1.09%	0.10% to 0.60%	(7.71)% to (7.24)%
2019		328	$18.08 to $19.11	$21.33 to $22.66	$7,239	0.73%	0.10% to 0.60%	17.96% to 18.55%
2018		302	$19.85 to $20.56	$18.08 to $19.11	$5,619	0.72%	0.10% to 0.60%	(11.77)% to (8.57)%
2017		329	$18.95 to $19.56	$19.85 to $20.56	$6,691	0.95%	0.25% to 0.60%	4.75% to 5.11%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2021		136	$52.91 to $54.53	$59.48 to $61.62	$8,262	0.00%	0.10% to 0.60%	12.43% to 12.99%
2020		143	$41.06 to $42.11	$52.91 to $54.53	$7,677	0.00%	0.10% to 0.60%	28.84% to 29.49%
2019		128	$32.04 to $32.69	$41.06 to $42.11	$5,309	0.00%	0.10% to 0.60%	28.17% to 28.82%
2018		142	$31.88 to $32.22	$32.04 to $32.69	$4,580	0.00%	0.10% to 0.60%	(9.53)% to 0.85%
2017		95	$25.14 to $25.32	$31.88 to $32.22	$3,038	0.00%	0.25% to 0.60%	26.82% to 27.27%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2021		2,071	$27.55 to $28.79	$27.42 to $28.80	$58,155	1.33%	0.10% to 0.60%	(0.47)% to 0.03%
2020		1,877	$26.47 to $27.53	$27.55 to $28.79	$52,806	1.97%	0.10% to 0.60%	4.08% to 4.61%
2019		1,824	$25.52 to $26.40	$26.47 to $27.53	$49,144	2.40%	0.10% to 0.60%	3.73% to 4.25%
2018		1,768	$25.37 to $25.89	$25.52 to $26.40	$45,791	2.01%	0.10% to 0.60%	0.57% to 1.45%
2017		1,638	$25.26 to $25.69	$25.37 to $25.89	$42,082	1.47%	0.25% to 0.60%	0.45% to 0.80%

Templeton Developing Markets VIP Fund-Class 1 Sub-Account
2021		1,107	$21.23 to $22.66	$19.94 to $21.39	$22,946	1.05%	0.10% to 0.60%	(6.07)% to (5.60)%
2020		931	$18.19 to $19.32	$21.23 to $22.66	$20,469	4.39%	0.10% to 0.60%	16.69% to 17.27%
2019		899	$14.42 to $15.24	$18.19 to $19.32	$16,856	1.24%	0.10% to 0.60%	26.16% to 26.79%
2018		967	$17.16 to $17.77	$14.42 to $15.24	$14,312	1.14%	0.10% to 0.60%	(15.95)% to (13.49)%
2017		1,033	$12.27 to $12.67	$17.16 to $17.77	$18,148	1.16%	0.25% to 0.60%	39.81% to 40.30%

Vanguard VIF Balanced Portfolio Sub-Account
2021		134	$25.95 to $27.58	$35.55 to $35.85	$4,802	0.71%	0.10% to 0.60%	2.83% to 19.06%
2020	(y)	25	$25.95 to $27.58	$30.07 to $30.15	$742	0.00%	0.11% to 0.51%	9.44% to 15.20%

Vanguard VIF Capital Growth Portfolio Sub-Account
2021		309	$52.33 to $53.93	$63.22 to $65.49	$19,993	0.88%	0.10% to 0.60%	20.81% to 21.42%
2020		272	$44.81 to $45.96	$52.33 to $53.93	$14,529	1.49%	0.10% to 0.60%	16.77% to 17.36%
2019		309	$35.64 to $36.37	$44.81 to $45.96	$14,047	1.08%	0.10% to 0.60%	10.16% to 26.37%
2018		316	$36.28 to $36.67	$35.64 to $36.37	$11,385	0.81%	0.10% to 0.60%	(10.44)% to (1.43)%
2017		277	$28.33 to $28.53	$36.28 to $36.67	$10,125	0.64%	0.25% to 0.60%	28.06% to 28.51%

Vanguard VIF Conservative Allocation Portfolio Sub-Account
2021		109	$28.92 to $29.02	$30.47 to $30.73	$3,341	0.62%	0.10% to 0.56%	4.34% to 5.88%
2020	(z)	29	$24.93 to $27.33	$28.92 to $29.02	$843	0.00%	0.10% to 0.51%	6.07% to 15.62%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-69

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Equity Index Portfolio Sub-Account
2021		2,714	$50.64 to $52.20	$64.71 to $67.04	$179,891	1.22%	0.10% to 0.60%	27.78% to 28.42%
2020		2,602	$43.10 to $44.21	$50.64 to $52.20	$134,497	1.65%	0.10% to 0.60%	17.49% to 18.08%
2019		2,511	$33.03 to $33.70	$43.10 to $44.21	$110,048	1.79%	0.10% to 0.60%	11.44% to 31.17%
2018		2,208	$34.79 to $35.17	$33.03 to $33.70	$73,845	1.64%	0.10% to 0.60%	(5.08)% to (3.49)%
2017		2,056	$28.77 to $28.98	$34.79 to $35.17	$72,226	1.74%	0.25% to 0.60%	20.93% to 21.35%

Vanguard VIF Global Bond Index Portfolio Sub-Account
2021		75	$25.54 to $25.61	$24.95 to $25.12	$1,884	1.34%	0.10% to 0.50%	(2.33)% to (1.94)%
2020	(aa)	48	$24.87 to $25.43	$25.54 to $25.61	$1,238	0.00%	0.11% to 0.50%	0.50% to 2.73%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2021		1,610	$34.25 to $35.30	$35.29 to $36.56	$57,834	4.03%	0.10% to 0.60%	3.06% to 3.57%
2020		1,447	$32.60 to $33.44	$34.25 to $35.30	$50,273	5.59%	0.10% to 0.60%	5.04% to 5.57%
2019		1,503	$28.36 to $28.94	$32.60 to $33.44	$49,592	5.63%	0.10% to 0.60%	14.98% to 15.56%
2018		1,380	$29.33 to $29.64	$28.36 to $28.94	$39,486	4.50%	0.10% to 0.60%	(3.32)% to (2.22)%
2017		1,186	$27.57 to $27.77	$29.33 to $29.64	$35,021	4.23%	0.25% to 0.60%	6.37% to 6.74%

Vanguard VIF International Portfolio Sub-Account
2021		111	$43.17 to $43.32	$42.25 to $42.61	$4,703	0.27%	0.10% to 0.60%	(2.13)% to (1.64)%
2020	(ab)	48	$27.47 to $36.04	$43.17 to $43.32	$2,059	0.00%	0.10% to 0.61%	19.95% to 56.75%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2021		1,787	$45.61 to $47.01	$56.38 to $58.41	$102,675	1.07%	0.10% to 0.60%	23.61% to 24.23%
2020		1,782	$38.86 to $39.86	$45.61 to $47.01	$82,556	1.46%	0.10% to 0.60%	17.37% to 17.95%
2019		1,754	$29.87 to $30.49	$38.86 to $39.86	$69,007	1.39%	0.10% to 0.60%	30.09% to 30.74%
2018		1,486	$33.15 to $33.50	$29.87 to $30.49	$44,813	1.09%	0.10% to 0.60%	(11.63)% to (9.56)%
2017		1,098	$28.00 to $28.21	$33.15 to $33.50	$36,655	1.02%	0.25% to 0.60%	18.37% to 18.78%

Vanguard VIF Moderate Allocation Portfolio Sub-Account
2021		104	$30.71 to $30.81	$33.60 to $33.88	$3,510	1.21%	0.10% to 0.60%	9.42% to 9.96%
2020	(ac)	48	$25.04 to $30.25	$30.71 to $30.81	$1,469	0.00%	0.10% to 0.62%	1.58% to 22.65%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2021		965	$32.99 to $34.00	$45.98 to $47.63	$45,268	1.79%	0.10% to 0.60%	39.37% to 40.07%
2020		847	$34.88 to $35.77	$32.99 to $34.00	$28,404	2.49%	0.10% to 0.60%	(5.42)% to (4.95)%
2019		793	$27.24 to $27.80	$34.88 to $35.77	$28,008	2.66%	0.10% to 0.60%	28.04% to 28.68%
2018		796	$28.96 to $29.27	$27.24 to $27.80	$21,909	2.72%	0.10% to 0.60%	(7.66)% to 2.13%
2017		615	$27.80 to $28.00	$28.96 to $29.27	$17,944	2.17%	0.25% to 0.60%	4.15% to 4.52%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2021		383	$50.86 to $52.42	$57.74 to $59.82	$22,560	0.36%	0.10% to 0.60%	13.53% to 14.10%
2020		475	$41.54 to $42.60	$50.86 to $52.42	$24,568	0.65%	0.10% to 0.60%	22.45% to 23.06%
2019		476	$32.62 to $33.29	$41.54 to $42.60	$20,052	0.46%	0.10% to 0.60%	27.34% to 27.98%
2018		471	$35.38 to $35.76	$32.62 to $33.29	$15,529	0.35%	0.10% to 0.60%	(18.32)% to (7.50)%
2017		361	$28.83 to $29.04	$35.38 to $35.76	$12,857	0.45%	0.25% to 0.60%	22.73% to 23.16%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2021		9,973	$29.90 to $30.82	$29.21 to $30.26	$296,786	1.94%	0.10% to 0.60%	(2.30)% to (1.82)%
2020		7,980	$27.96 to $28.67	$29.90 to $30.82	$242,375	2.36%	0.10% to 0.60%	6.94% to 7.47%
2019		6,630	$25.88 to $26.41	$27.96 to $28.67	$187,721	2.32%	0.10% to 0.60%	8.02% to 8.57%
2018		4725	$26.07 to $26.35	$25.88 to $26.41	$123,467	2.05%	0.10% to 0.60%	(0.73)% to 1.87%
2017		3213	$25.35 to $25.53	$26.07 to $26.35	$84,390	1.88%	0.25% to 0.60%	2.86% to 3.22%

Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
2021		601	$34.64 to $34.73	$37.41 to $37.66	$22,548	0.66%	0.10% to 0.50%	7.99% to 8.42%
2020	(ad)	95	$24.95 to $29.59	$34.64 to $34.73	$3,295	0.00%	0.10% to 0.50%	16.98% to 34.81%

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Total Stock Market Index Portfolio Sub-Account
2021		526	$34.59 to $34.70	$43.19 to $43.56	$22,822	0.67%	0.10% to 0.60%	11.74% to 25.51%
2020	(ae)	125	$25.21 to $28.95	$34.59 to $34.70	$4,317	0.00%	0.10% to 0.60%	20.76% to 38.95%

VY Clarion Global Real Estate Portfolio-Class I Sub-Account
2021		165	$44.09 to $46.51	$58.93 to $62.47	$10,047	2.89%	0.10% to 0.60%	33.66% to 34.33%
2020		177	$46.61 to $48.92	$44.09 to $46.51	$8,024	5.90%	0.10% to 0.60%	(5.40)% to (4.92)%
2019		177	$37.59 to $39.25	$46.61 to $48.92	$8,431	2.84%	0.10% to 0.60%	23.99% to 24.61%
2018		192	$41.34 to $42.46	$37.59 to $39.25	$7,368	5.54%	0.10% to 0.60%	(9.07)% to (7.20)%
2017		197	$37.54 to $38.43	$41.34 to $42.46	$8,281	3.77%	0.25% to 0.60%	10.11% to 10.49%

Wanger International Sub-Account
2021		158	$80.75 to $86.21	$95.37 to $102.32	$15,733	0.55%	0.10% to 0.60%	18.10% to 18.69%
2020		178	$71.04 to $75.45	$80.75 to $86.21	$14,878	2.03%	0.10% to 0.60%	13.68% to 14.25%
2019		183	$54.98 to $58.10	$71.04 to $75.45	$13,400	0.83%	0.10% to 0.60%	29.21% to 29.86%
2018		191	$67.20 to $69.61	$54.98 to $58.10	$10,777	2.08%	0.10% to 0.60%	(20.81)% to (17.91)%
2017		220	$50.87 to $52.50	$67.20 to $69.61	$15,153	1.20%	0.25% to 0.60%	32.12% to 32.58%

Wanger Select Sub-Account
2021		28	$77.74 to $82.99	$81.78 to $87.74	$2,395	0.00%	0.10% to 0.60%	5.20% to 5.73%
2020		31	$61.75 to $65.59	$77.74 to $82.99	$2,529	0.79%	0.10% to 0.60%	25.90% to 26.53%
2019		33	$48.04 to $50.78	$61.75 to $65.59	$2,108	0.08%	0.10% to 0.60%	28.53% to 29.17%
2018		48	$55.18 to $57.16	$48.04 to $50.78	$2,393	0.17%	0.10% to 0.60%	(23.32)% to (12.63)%
2017		43	$43.83 to $45.24	$55.18 to $57.16	$2,458	0.18%	0.25% to 0.60%	25.91% to 26.35%

Wanger USA Sub-Account
2021		26	$124.88 to $133.31	$135.18 to $145.03	$3,723	0.83%	0.10% to 0.60%	8.25% to 8.79%
2020		27	$101.13 to $107.42	$124.88 to $133.31	$3,510	0.00%	0.10% to 0.60%	23.49% to 24.10%
2019		25	$77.60 to $82.02	$101.13 to $107.42	$2,601	0.28%	0.10% to 0.59%	30.32% to 30.97%
2018		26	$79.23 to $82.07	$77.60 to $82.02	$2,080	0.11%	0.10% to 0.60%	(15.02)% to (1.71)%
2017		16	$66.65 to $68.80	$79.23 to $82.07	$1,317	0.00%	0.25% to 0.60%	18.87% to 19.28%

Western Asset Variable Global High Yield Bond Portfolio-Class I Sub-Account
2021		755	$19.77 to $21.11	$19.91 to $21.36	$15,644	4.49%	0.10% to 0.60%	0.72% to 1.22%
2020		724	$18.53 to $19.69	$19.77 to $21.11	$14,828	4.06%	0.10% to 0.60%	6.67% to 7.21%
2019		756	$16.30 to $17.23	$18.53 to $19.69	$14,454	5.21%	0.10% to 0.60%	13.70% to 14.27%
2018		830	$17.07 to $17.68	$16.30 to $17.23	$13,873	5.11%	0.10% to 0.60%	(4.50)% to (2.11)%
2017		853	$15.80 to $16.31	$17.07 to $17.68	$14,899	5.42%	0.25% to 0.60%	8.00% to 8.38%

(a)	Does not include expenses of underlying fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2021. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2021.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(g)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(v)	Sub-account commenced operations on July 11, 2017.
(w)	Sub-account commenced operations on April 30, 2019.
(x)	Sub-account commenced operations on December 11, 2020.
(y)	Sub-account commenced operations on June 3, 2020.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-71

Notes to financial statements TIAA-CREF Life Separate Account VA-1	concluded

(z)	Sub-account commenced operations on May 13, 2020.
(aa)	Sub-account commenced operations on May 12, 2020.
(ab)	Sub-account commenced operations on May 27, 2020.
(ac)	Sub-account commenced operations on May 14, 2020.
(ad)	Sub-account commenced operations on May 15, 2020.
(ae)	Sub-account commenced operations on May 12, 2020.
(af)	Sub-account commenced operations on April 30, 2021.

B-72	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 10, 2022

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2021	2020

ADMITTED ASSETS

Bonds	$12,437,853	$11,168,305

Preferred stocks	10,022	183

Cash, cash equivalents and short-term investments	165,900	282,344

Contract loans	44,839	43,089

Other invested assets	10,552	4,810

Investment income due and accrued	90,401	90,841

Net deferred federal income tax asset	17,414	17,788

Reinsurance amounts receivable	13,498	4,531

Other assets	29,087	42,329

Separate account assets	4,806,546	4,106,499

Total admitted assets	$17,626,112	$15,760,719

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$11,833,612	$10,723,935

Asset valuation reserve	64,958	56,002

Interest maintenance reserve	39,155	32,341

Federal income tax payable to TIAA	5,990	6,703

Other amounts payable on reinsurance	8,603	9,226

Other liabilities	37,015	18,686

Separate account liabilities	4,795,122	4,095,043

Total liabilities	$16,784,455	$14,941,936

Capital and surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	61,657	38,783

Total capital and surplus	841,657	818,783

Total liabilities, capital and surplus	$17,626,112	$15,760,719

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2021	2020	2019

REVENUES

Insurance and annuity premiums and other considerations	$435,313	$369,414	$627,093

Net investment income	362,614	353,764	306,108

Commissions and expense allowances on reinsurance ceded	9,732	10,615	15,729

Reserve adjustments on reinsurance ceded	(7,468)	(8,867)	6,029

Separate account fees and other revenues	22,141	18,691	24,455

Total revenues	$822,332	$743,617	$979,414

EXPENSES

Policy and contract benefits	$398,599	$356,581	$382,263

Increase (decrease) in policy and contract reserves	46,123	(186,639)	400,597

Insurance expenses and taxes (excluding federal income taxes)	71,026	73,322	148,245

Commissions on premiums	5,649	7,531	18,919

Interest on deposit-type contracts	90,088	113,162	83,936

Net transfers to separate accounts	58,877	44,786	140,213

Total expenses	$670,362	$408,743	$1,174,173

Income (loss) before federal income tax and net realized capital gains (losses)	151,970	334,874	(194,759)

Federal income tax expense	29,067	18,634	3,653

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(1,093)	(4,721)	(9,371)

Net income (loss)	$121,810	$311,519	$(207,783)

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2018	$2,500	$557,500	$(59,116)	$500,884

Net income (loss)	—	—	(207,783)	(207,783)

Change in asset valuation reserve	—	—	(195)	(195)

Change in surplus in separate accounts	—	—	(2,422)	(2,422)

Change in liability for reinsurance in unauthorized companies	—	—	(1,575)	(1,575)

Change in net deferred income tax	—	—	49,276	49,276

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(48,505)	(48,505)

Deferred premium asset limitation	—	—	830	830

Other assets	—	—	27	27

Capital contribution	—	220,000	—	220,000

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

Net income (loss)	—	—	311,519	311,519

Change in reserve on account of change in valuation basis	—	—	(4,574)	(4,574)

Change in asset valuation reserve	—	—	(3,321)	(3,321)

Change in surplus in separate accounts	—	—	(1,089)	(1,089)

Change in liability for reinsurance in unauthorized companies	—	—	4,217	4,217

Change in net deferred income tax	—	—	(48,432)	(48,432)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	48,676	48,676

Deferred premium asset limitation	—	—	1,275	1,275

Other assets	—	—	(25)	(25)

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

Net income (loss)	—	—	121,810	121,810

Change in net unrealized capital gains (losses) on investments, net of $302 in taxes	—	—	1,137	1,137

Change in reserve on account of change in valuation basis	—	—	1,568	1,568

Change in asset valuation reserve	—	—	(8,956)	(8,956)

Change in surplus in separate accounts	—	—	(719)	(719)

Change in liability for reinsurance in unauthorized companies	—	—	(11,600)	(11,600)

Change in net deferred income tax	—	—	3,346	3,346

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(3,418)	(3,418)

Deferred premium asset limitation	—	—	1,304	1,304

Other assets	—	—	2	2

Dividends to stockholders	—	—	(81,600)	(81,600)

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2021	2020	2019

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$435,901	$370,067	$619,203

Net investment income	362,285	338,936	298,580

Separate account fees and other revenues	31,658	30,941	41,853

Total Receipts	829,844	739,944	959,636

Policy and contract benefits	416,205	363,787	375,875

Commissions and expenses paid	76,745	80,840	167,402

Federal income taxes paid	34,054	18,764	1,047

Net transfers to separate accounts	57,632	43,977	141,797

Total Disbursements	584,636	507,368	686,121

Net cash from operations	245,208	232,576	273,515

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	1,222,345	1,131,646	874,143

Net gains on cash, cash equivalents and short-term investments	4	12	1

Miscellaneous proceeds	—	1,805	15,198

Cost of investments acquired:

Bonds	1,697,286	3,619,359	1,626,571

Net increase in contract loans	1,750	3,262	6,055

Stocks	8,400	—	—

Miscellaneous applications	7,468	15,339	1

Net cash used in investments	(492,555)	(2,504,497)	(743,285)

CASH FROM FINANCING AND OTHER

Additional paid in capital	—	—	220,000

Net deposits on deposit-type contracts funds	192,558	2,307,362	353,547

Dividends to stockholders	(81,600)	—	—

Other cash provided (applied)	19,945	(32,476)	3,849

Net cash from financing and other	130,903	2,274,886	577,396

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(116,444)	2,965	107,626

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	282,344	279,379	171,753

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$165,900	$282,344	$279,379

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—Organization and Operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—Significant Accounting Policies

Basis of Presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2021	2020	2019

Net income (loss), New York SAP			$121,810	$311,519	$(207,783)

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional Reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	(377)	(638)	1,381

Additional Reserves for Variable Annuities	51R	Increase/(decrease) in policy and contract reserves	27	—	—

Net income (loss), NAIC SAP			$121,460	$310,881	$(206,402)

Capital and surplus, New York SAP			$841,657	$818,783	$510,537

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	669	746	466

Separate Account Assets	56	Separate account assets	—	—	6,845

Separate Account Liabilities	56	Separate account liabilities	—	—	(8,414)

Additional Reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6,099	6,476	7,114

Additional Reserves for Variable Annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	27	—	—

Capital and surplus, NAIC SAP			$848,452	$826,005	$516,548

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Stable Value Separate Account (“SVSA”) products were accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151. During 2020, the contract backed by the Stable Value Separate Account-3 was terminated, the market value of the account was distributed, the liabilities were settled and the account was closed. As of December 31, 2021 and 2020, there were no remaining balances within the SVSA product.

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to antiselection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

The Company’s risk based capital as of December 31, 2021 and 2020 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during March 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Company’s financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Company’s business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict.

The Russian invasion of Ukraine has created significant uncertainty in the global financial markets and economies. The duration and extent of this uncertainty and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA Life will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting Policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value, except the SVSA which supported book value separate account agreements, in which case the assets were accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2021	2020	Change

Net deferred tax assets	$34,405	$30,987	$3,418

Deferred premium assets	33,924	35,228	(1,304)

Sundry receivables	24	26	(2)

Total	$68,353	$66,241	$2,112

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholder’s reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2021	2020	2019

Exchange/restructure/transfer of bond investments	$58,809	$213,446	$148,047

Capitalized interest on bonds	$2,682	$2,877	$2,461

Interest credited on deposit-type contracts	$89,488	$112,220	$83,808

Deposits of bond investments on deposit-type contracts	$783,824	$—	$—

Application of New Accounting Pronouncements:

In July 2020, the NAIC adopted modifications to SSAP No. 32, Preferred Stock, effective January 1, 2021. The modifications define carrying value of redeemable preferred stock as amortized cost for NAIC 1-3 designations, the lower of amortized cost or fair value for NAIC 4-6 designations, and fair value for perpetual and mandatory convertible preferred stock, with the fair value capped by any currently effective call price. All preferred stock held by the Company is classified as perpetual preferred stock. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

In May 2021, the NAIC adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The revisions incorporate additional disclosure elements and a data-capture template for certain disclosures in SSAP No. 103R. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

In August 2021, the NAIC adopted revisions to SSAP No. 32R, Preferred Stock. The revision clarifies that the “effective call price” valuation limitation, for all instruments within the scope of the standard, shall only apply if the call is currently exercisable by the issuer or if the issuer has announced that the instrument will be redeemed or called. The Company adopted this guidance and the adoption did not have a material impact to its statutory-basis financial statements.

Note 3—Long-Term Bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	Excess of
2021	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$222,553	$4,941	$(1,550)	$225,944

All other governments	57,755	4,116	—	61,871

States, territories & possessions	29,754	2,629	—	32,383

Political subdivisions of states, territories, & possessions	37,235	1,256	(6)	38,485

Special revenue & special assessment, non-guaranteed agencies & government	1,002,809	40,094	(3,946)	1,038,957

Industrial & miscellaneous	11,074,022	771,448	(88,212)	11,757,258

Hybrids	13,725	395	—	14,120

Total	$12,437,853	$824,879	$(93,714)	$13,169,018

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	Excess of
2020	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$253,013	$10,724	$—	$263,737

All other governments	64,257	6,693	—	70,950

States, territories & possessions	29,742	3,119	—	32,861

Political subdivisions of states, territories, & possessions	8,207	1,301	—	9,508

Special revenue & special assessment, non-guaranteed agencies & government	1,048,484	60,616	(359)	1,108,741

Industrial & miscellaneous	9,750,877	1,232,018	(2,400)	10,980,495

Hybrids	13,725	999	—	14,724

Total	$11,168,305	$1,315,470	$(2,759)	$12,481,016

Impairment Review Process: All securities are subjected to the Company_s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2021

All other bonds	$2,903,178	$(73,467)	$2,829,711	$193,827	$(10,342)	$183,485

Loaned-backed and structured bonds	693,825	(9,304)	684,521	17,991	(601)	17,390

Total	$3,597,003	$(82,771)	$3,514,232	$211,818	$(10,943)	$200,875

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2020

All other bonds	$188,714	$(2,083)	$186,631	$2,508	$(513)	$1,995

Loaned-backed and structured bonds	57,137	(151)	56,986	423	(13)	410

Total	$245,851	$(2,234)	$243,617	$2,931	$(526)	$2,405

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2021		December 31, 2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$279,304	$282,418	$439,183	$444,456

Due after one year through five years	2,411,036	2,485,399	2,035,808	2,156,250

Due after five years through ten years	4,593,916	4,703,519	3,783,398	4,170,798

Due after ten years	3,565,037	4,084,119	3,364,536	4,091,381

Subtotal	10,849,293	11,555,455	9,622,925	10,862,885

Residential mortgage-backed securities	533,789	543,587	730,155	756,566

Commercial mortgage-backed securities	602,818	611,716	326,225	353,638

Asset-backed securities	451,953	458,260	489,000	507,927

Subtotal	1,588,560	1,613,563	1,545,380	1,618,131

Total	$12,437,853	$13,169,018	$11,168,305	$12,481,016

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2021		2020

NAIC 1 and 2	$12,437,567	100.0%	$11,162,826	100.0%

NAIC 3 through 6	286	0.0	5,479	0.0

Total	$12,437,853	100.0%	$11,168,305	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2021	2020

Finance and financial services	27.6%	24.8%

Manufacturing	16.7%	18.0%

Public utilities	12.3%	12.4%

Real estate investment trusts	5.2%	4.9%

Services	5.1%	5.1%

Revenue and special obligations	5.0%	4.2%

Commercial mortgage-backed securities	4.9%	2.9%

Residential mortgage-backed securities	4.3%	6.6%

Oil and gas	3.9%	4.6%

Asset-backed securities	3.6%	4.4%

Communications	3.4%	3.4%

Transportation	3.1%	3.5%

Retail & wholesale trade	2.7%	2.9%

U.S. governments	0.9%	1.2%

Mining	0.5%	0.5%

Other governments	0.5%	0.6%

Other	0.3%	—%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 4—Investment Income and Capital Gains and Losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Bonds	$368,507	$360,856	$313,669

Stocks	180	—	—

Other invested assets	338	339	340

Cash, cash equivalents and short-term investments	26	416	1,167

Contract loans	2,017	1,921	1,700

Total gross investment income	371,068	363,532	316,876

Investment expenses	(13,297)	(12,287)	(12,069)

Net investment income before amortization/(accretion) of IMR	357,771	351,245	304,807

Amortization/(accretion) of IMR	4,843	2,519	1,301

Net investment income	$362,614	$353,764	$306,108

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Bonds	$14,835	$17,576	$(279)

Cash, cash equivalent and short-term investments	4	12	1

Total before capital gain (loss) tax and transfers to IMR, net of taxes	14,839	17,588	(278)

Transfers to IMR, net of taxes	(11,658)	(18,699)	(6,292)

Capital gain/loss tax benefit (expense)	(4,274)	(3,610)	(2,801)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(1,093)	$(4,721)	$(9,371)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2021	2020	2019

Other-than-temporary impairments:

Bonds	$1,048	$916	$9,477

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2021	2020	2019

Proceeds from sales	$272,978	$424,785	$219,451

Gross gains on sales	$9,640	$19,345	$5,466

Gross losses on sales	$596	$8,885	$1,362

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 5—Disclosures about Fair Value of Financial Instruments

Fair Value of Financial Instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2021 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$13,169,018	$12,437,853	$—	$13,161,446	$7,572

Preferred stock	10,022	10,022	1,320	8,702	—

Other invested assets	5,624	4,645	—	5,624	—

Separate account assets	4,806,546	4,806,546	4,786,724	19,822	—

Contract loans	44,839	44,839	—	—	44,839

Cash, cash equivalent & short term investments	165,900	165,900	—	165,900	—

Total	$18,201,949	$17,469,805	$4,788,044	$13,361,494	$52,411

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,026,651	$8,026,651	$—	$—	$8,026,651

Separate account liabilities	4,795,122	4,795,122	—	—	4,795,122

Total	$12,821,773	$12,821,773	$—	$—	$12,821,773

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2020 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$12,481,016	$11,168,305	$—	$12,469,817	$11,199

Preferred stock	3,725	183	3,725	—	—

Other invested assets	6,003	4,667	—	6,003	—

Separate account assets	4,106,499	4,106,499	4,083,823	22,676	—

Contract loans	43,089	43,089	—	—	43,089

Cash, cash equivalent & short term investments	282,322	282,344	31,275	251,047	—

Total	$16,922,654	$15,605,087	$4,118,823	$12,749,543	$54,288

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$6,961,431	$6,961,431	$—	$—	$6,961,431

Separate account liabilities	4,095,043	4,095,043	—	—	4,095,043

Total	$11,056,474	$11,056,474	$—	$—	$11,056,474

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2021 and 2020. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments
Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and Liabilities Measured and Reported at Fair Value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

2021	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$1,320	$8,702	$—	$10,022

Separate account assets	4,786,724	19,822	—	4,806,546

Total assets at fair value	$4,788,044	$28,524	$—	$4,816,568

Total liabilities at fair value	$—	$—	$—	$—

2020	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$4,083,823	$22,676	$—	$4,106,499

Total assets at fair value	$4,083,823	$22,676	$—	$4,106,499

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2021 and 2020, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—Restricted Assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2021
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,972	$—	$—	$—	$7,972	$8,044	$(72)	$—	$7,972	0.045%	0.045%

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2020
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,044	$—	$—	$—	$8,044	$8,112	$(68)	$—	$8,044	0.051%	0.051%

Note 7—Premiums and Annuity Considerations Deferred and Uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	$21,315	$56,044	$21,452	$57,093

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2021, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

The Company’s Stable Value Separate Account-3 (“SVSA-3”) was established on November 13, 2013, as a non-unitized guaranteed separate accounts that supports book value separate account agreement contracts issued to certain externally managed stable value funds. The guaranteed investment contracts (“GICs”) backed by the SVSA-3 were terminated effective February 5, 2020. The market value of the account was distributed, and the liabilities were settled. The account was subsequently closed in 2020. The assets of this account were carried at amortized cost.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI -1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

TIAA Life SVSA-3	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2021		2020
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$458,326	$—	$369,281	$—

TIAA Life VLI-2	282,407	—	237,305	—

TIAA Life VA-1	4,037,260	—	3,469,484	—

TIAA Life MVA-1	—	28,553	—	30,429

Total	$4,777,993	$28,553	$4,076,070	$30,429

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$116	$—	$318,357	$318,473

Reserves

For accounts with assets at:

Fair value	$16,693	$—	$4,775,690	$4,792,383

Amortized cost	—	—	—	—

Total reserves	$16,693	$—	$4,775,690	$4,792,383

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$16,383	$—	$—	$16,383

At fair value	—	—	4,775,690	4,775,690

Not subject to discretionary withdrawal	310	—	—	310

Total reserves	$16,693	$—	$4,775,690	$4,792,383

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$10	$—	$245,872	$245,882

Reserves

For accounts with assets at:

Fair value	$18,639	$—	$4,072,644	$4,091,283

Amortized cost	—	—	—	—

Total reserves	$18,639	$—	$4,072,644	$4,091,283

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,359	$—	$—	$18,359

At fair value	—	—	4,072,644	4,072,644

Not subject to discretionary withdrawal	280	—	—	280

Total reserves	$18,639	$—	$4,072,644	$4,091,283

	2019
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$1,623	$—	$371,445	$373,068

Reserves

For accounts with assets at:

Fair value	$21,367	$—	$3,587,488	$3,608,855

Amortized cost	388,268	—	—	388,268

Total reserves	$409,635	$—	$3,587,488	$3,997,123

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$21,247	$—	$—	$21,247

At fair value	388,268	—	3,587,488	3,975,756

Not subject to discretionary withdrawal	120	—	—	120

Total reserves	$409,635	$—	$3,587,488	$3,997,123

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2021	2020	2019

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$319,598	$244,999	$369,654

Transfers from separate accounts	(259,869)	(199,564)	(229,333)

Net transfers to separate accounts	59,729	45,435	140,321

Reconciling adjustments:

Fund transfer exchange gain (loss)	(852)	(649)	(108)

Transfers as reported in the Company’s Statements of Operations	$58,877	$44,786	$140,213

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Note 9—Related Party Transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2021	2020	2019

Payments to TIAA

Operating expenses	$45,886	$51,067	$117,015

Investment expenses	13,156	12,109	11,755

Total	$59,042	$63,176	$128,770

TAL previously provided investment advisory services and other administrative services to the Company’s GIC separate accounts in accordance with an Investment Management Agreement. During 2020, the contracts backed by the SVSA-3, the last remaining GIC separate account, were terminated resulting in TAL no longer providing investment advisory and other administrative services to separate accounts.

Payments made to TAL for services for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to TAL	$—	$145	$2,251

Nuveen Securities, LLC (“NS”), an indirect subsidiary of TIAA’s wholly owned subsidiary Nuveen, LLC, previously distributed registered securities for certain proprietary funds and non-proprietary mutual funds for the Company’s GIC separate accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to NS	$—	$346	$301

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to Services	$3,113	$3,983	$15,673

The Company has a services agreement for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2021	2020	2019

Payments to TFI	$21,489	$17,286	$12,880

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2021 and 2020, there were no contributions from TIAA to the Company. During 2019, TIAA contributed $220,000 thousand in capital to the Company.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 1, 2022. As of December 31, 2021, $30,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

At December 31, 2021 or 2020, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2021	2020

Amounts due to Parent and affiliates	$11,696	$8,422

Note 10—Federal Income Taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2021 or December 31, 2020.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2021			2020			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$52,325	$4,345	$56,670	$49,847	$3,187	$53,034	$2,478	$1,158	$3,636

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	52,325	4,345	56,670	49,847	3,187	53,034	2,478	1,158	3,636

d) Deferred tax assets non-admitted	30,407	3,998	34,405	27,845	3,142	30,987	2,562	856	3,418

e) Subtotal net admitted deferred tax asset (c-d)	21,918	347	22,265	22,002	45	22,047	(84)	302	218

f) Deferred tax liabilities	4,504	347	4,851	4,214	45	4,259	290	302	592

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$17,414	$—	$17,414	$17,788	$—	$17,788	$(374)	$—	$(374)

	2021			2020			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below)	17,414	—	17,414	17,788	—	17,788	(374)	—	(374)

1. Adjusted gross DTA expected to be realized following the balance sheet date	17,414	—	17,414	17,788	—	17,788	(374)	—	(374)

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	123,636	XXX	XXX	120,149	XXX	XXX	3,487

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	4,504	347	4,851	4,214	45	4,259	290	302	592

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$21,918	$347	$22,265	$22,002	$45	$22,047	$(84)	$302	$218

	2021	2020

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,121%	1,316%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$824,243	$800,995

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	12/31/2021		12/31/2020		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$52,325	$4,345	$49,847	$3,187	$2,478	$1,158

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$21,918	$347	$22,002	$45	$(84)	$302

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2021	2020	2019

Current Income Tax:

Federal income tax expense	$28,238	$18,948	$4,899

Foreign taxes	—	—	—

Subtotal	$28,238	$18,948	$4,899

Federal income taxes expense/(benefit) on net capital gains/(losses)	4,274	3,610	2,801

Other	829	(314)	(1,246)

Federal and foreign income tax expense	$33,341	$22,244	$6,454

	12/31/2021	12/31/2020	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$8,441	$7,320	$1,121

Deferred acquisition costs	41,012	41,844	(832)

Other (including items < 5% of total ordinary tax assets)	2,872	683	2,189

Subtotal	$52,325	$49,847	$2,478

Non-admitted	30,407	27,845	2,562

Admitted ordinary deferred tax assets	$21,918	$22,002	$(84)

Capital:

Investments	$4,345	$3,187	$1,158

Net capital loss carry-forward	—	—	—

Subtotal	$4,345	$3,187	$1,158

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	3,998	3,142	856

Admitted capital deferred tax assets	347	45	302

Admitted deferred tax assets	$22,265	$22,047	$218

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$2,718	$3,398	$(680)

Investments	1,694	703	991

Other (including items<5% of total ordinary tax liabilities)	92	113	(21)

Subtotal	$4,504	$4,214	$290

Capital:

Investments	$347	$45	$302

Deferred tax liabilities	$4,851	$4,259	$592

Net Admitted Deferred Tax Assets/Liabilities	$17,414	$17,788	$(374)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2021, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$35,030	21.00%

Dividends received deduction	(2,336)	(1.40)%

Amortization of interest maintenance reserve	(1,017)	(0.61)%

Tax-exempt interest	(74)	(0.04)%

Liability for unauthorized reinsurance	(2,436)	(1.46)%

Prior year true-up	829	0.50%

Nonadmitted assets and other permanent differences	(1)	—%

Total statutory income taxes	$29,995	17.99%

Federal and foreign income tax expense—ordinary	$29,067	17.44%

Federal and foreign income tax expense—capital	4,274	2.56%

Change in net deferred income tax charge (benefit)	(3,346)	(2.01)%

Total statutory income taxes	$29,995	17.99%

At December 31, 2021, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2019	$—	$2,801	$2,801

2020	—	3,610	3,610

2021	—	4,274	4,274

Total	$—	$10,685	$10,685

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc.*

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) Oleum Holding Company, Inc.

16) T-C Europe Holding, Inc.

17) T-C SP, Inc.

18) Teachers Insurance and Annuity Association of America

19) Terra Land Company

20) TIAA Board of Governors

21) TIAA-CREF Tuition Financing, Inc.

22) TIAA Commercial Finance, Inc.

23) TIAA FSB Holdings, Inc.

24) TIAA, FSB

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

25) Tygris Asset Finance, Inc.

26) Tygris Commercial Finance Group, Inc.

27) Westchester Group Asset Management, Inc.

28) Westchester Group Farm Management, Inc.

29) Westchester Group Investment Management Holding Company, Inc.

30) Westchester Group Investment Management, Inc.

31) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2014 through 2016 are currently under examination by the Internal Revenue Service (“IRS”), and tax years 2017 through 2020 are open for examination.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follows VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits, in order to simplify the reserve methodology. Prior to 2020, the Company’s policy and contract reserves on these variable annuity products were calculated under a modeled based method in accordance with Actuarial Guideline 43 (“AG43”). This change in valuation basis was recorded as an opening surplus adjustment in the amount of $4,574 thousand. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The final reported reserve for variable annuities is the greater of those prescribed under VM-21 and Regulation 213. See note 2—Significant Accounting Policies for the amount of additional reserves held as a result of Regulation 213.

The Company also maintains excess reserves based on VM-21 and Regulation 213 at the level of $1,305 thousand and $2,853 thousand as of December 31, 2021 and 2020, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and held no additional reserves for each of the years ended December 31, 2021 and 2020. The reserve change in 2020 is due to the release of the additional reserves established in 2019 as no additional reserves were required as a result of year-end 2020 asset adequacy analysis. The year end 2020 asset adequacy analysis included favorable mortality experience, growth in the guaranteed funding agreement business, which has low guaranteed crediting rates, and continued expense reductions. The reserve change in 2019 is due to additional reserves established as a result of year-end 2019 asset adequacy analysis. During 2019, the NYDFS included certain requirements for asset adequacy analysis, which included the removal of profits from reinsurance agreements from cash flow testing analysis, which were a driver of the additional reserve amounts.

For the years ended December 31, 2021 and 2020, the Company did not have any Group Annuity reserves.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$16,383	$—	$16,383	0.3%

At fair value	—	—	3,974,194	3,974,194	77.4%

Total with market value adjustment or at fair value	$—	$16,383	$3,974,194	$3,990,577	77.7%

At book value without adjustment (minimal or no charge or adjustment)	1,028,858	—	—	1,028,858	20.0%

Not subject to discretionary withdrawal	120,604	—	—	120,604	2.3%

Total (direct + assumed)	$1,149,462	$16,383	$3,974,194	$5,140,039	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,149,462	$16,383	$3,974,194	$5,140,039

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$18,359	$—	$18,359	0.5%

At fair value	—	—	3,420,428	3,420,428	73.9%

Total with market value adjustment or at fair value	$—	$18,359	$3,420,428	$3,438,787	74.4%

At book value without adjustment (minimal or no charge or adjustment)	1,074,748	—	—	1,074,748	23.2%

Not subject to discretionary withdrawal	112,476	—	—	112,476	2.4%

Total (direct + assumed)	$1,187,224	$18,359	$3,420,428	$4,626,011	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,187,224	$18,359	$3,420,428	$4,626,011

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$64,737	$64,737	0.8%

At book value without adjustment (minimal or no charge or adjustment)	7,885,425	—	—	7,885,425	97.5%

Not subject to discretionary withdrawal	141,226	—	—	141,226	1.7%

Total (direct + assumed)	$8,026,651	$—	$64,737	$8,091,388	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,026,651	$—	$64,737	$8,091,388

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$50,503	$50,503	0.7%

At book value without adjustment (minimal or no charge or adjustment)	6,830,548	—	—	6,830,548	97.4%

Not subject to discretionary withdrawal	130,883	—	—	130,883	1.9%

Total (direct + assumed)	$6,961,431	$—	$50,503	$7,011,934	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$6,961,431	$—	$50,503	$7,011,934

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2021
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,057,607	$2,057,706	$2,075,998

Variable Universal Life	363,663	360,616	371,250

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	629,257

Disability—Active Lives	—	—	11,996

Disability—Disabled Lives	—	—	1,980

Miscellaneous Reserves	—	—	25,613

Total (direct + assumed)	$2,421,270	$2,418,322	$3,116,094

Reinsurance Ceded	—	—	471,573

Total (net)	$2,421,270	$2,418,322	$2,644,521

	2020
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,994,484	$1,994,587	$2,008,324

Variable Universal Life	354,108	349,831	361,185

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	636,514

Disability—Active Lives	—	—	11,637

Disability—Disabled Lives	—	—	1,832

Miscellaneous Reserves	—	—	26,484

Total (direct + assumed)	$2,348,592	$2,344,418	$3,045,976

Reinsurance Ceded	—	—	485,319

Total (net)	$2,348,592	$2,344,418	$2,560,657

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2021
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$740,872	$736,758	$736,758

Reinsurance Ceded	—	—	—

Total (net)	$740,872	$736,758	$736,758

	2020
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$606,752	$601,713	$601,722

Reinsurance Ceded	—	—	—

Total (net)	$606,752	$601,713	$601,722

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2021 or 2020. The Company has $40,992,196 thousand and $42,700,019 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2021 and 2020, respectively. Premium deficiency reserves related to the above insurance total $9,201 thousand and $10,263 thousand at December 31, 2021 and 2020, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	Years Ended December 31,
	2021	2020	2019

Direct premiums	$525,018	$461,858	$730,552

Ceded premiums	(89,705)	(92,444)	(103,459)

Net premiums	$435,313	$369,414	$627,093

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2021	2020	2019

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$89,705	$92,444	$103,459

Policy and contract benefits	62,808	65,063	55,040

Increase/(decrease) in policy and contract reserves	(9,129)	4,310	14,788

Reserves for life and health, annuities and deposit-type contracts	610,407	622,996	617,187

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials

concluded

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2021	2020	2019

Change in net unrealized capital gains (losses), net of taxes	$1,137	$—	$—

Change in reserve on account of change in valuation basis	1,568	(4,574)	—

Change in asset valuation reserve	(8,956)	(3,321)	(195)

Change in net deferred federal income tax	3,346	(48,432)	49,276

Change in non-admitted assets	(2,112)	49,926	(47,648)

Change in liability for reinsurance of unauthorized companies	(11,600)	4,217	(1,575)

Change in surplus of separate accounts	(719)	(1,089)	(2,422)

Dividends to stockholders	(81,600)	—	—

As of December 31, 2021 and 2020, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $1,439 thousand and $0 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2021 and 2020. The Company received an additional paid-in capital contribution from TIAA of $220,000 thousand for the year ended December 31, 2019.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $81,600 thousand for the year ended December 31, 2021. The Company did not pay dividends to TIAA for the years ended December 31, 2020 and 2019.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 10, 2022, the date the financial statements were available to be issued.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-31